UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Intermediate
Municipal Income Fund

March 31, 2011

1.814648.106

LIM-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,092
Series 2005 A2, 5% 6/1/12	1,500	1,569
Auburn Univ. Gen. Fee Rev. Series 2001 A, 5.5% 6/1/12 (Pre-Refunded to 6/1/11 @ 100) (d)	2,125	2,142
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (b)	6,000	6,158
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,852
5.5% 1/1/22	2,300	1,949
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (b)	5,000	5,142
		20,904
Arizona - 2.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,600
5% 10/1/17 (FSA Insured)	10,000	10,798
5% 10/1/18 (FSA Insured)	2,500	2,670
5.25% 10/1/20 (FSA Insured)	6,695	7,036
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/12	1,200	1,235
Series 2008 D:
5.5% 1/1/38	6,300	5,979
6% 1/1/27	1,400	1,459
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	15,821
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,438
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,118
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	7,251
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.25% 7/1/11 (c)	2,250	2,273
5.5% 7/1/12 (c)	2,450	2,574
5.5% 7/1/13 (c)	1,005	1,078
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,090	$ 1,137
Series 2009 A:
5% 7/1/14	1,500	1,668
5% 7/1/18	7,665	8,640
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11	1,175	1,188
		81,963
California - 13.6%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,669
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,275
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/20	5,000	5,476
5% 12/1/25	2,195	2,277
5% 12/1/29	4,865	4,950
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,205
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (d)	2,600	2,771
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,469
Series 2004 A:
5% 7/1/15	4,775	5,206
5.25% 7/1/12	1,210	1,275
5.25% 7/1/14	9,400	10,463
Series 2009 A:
5% 7/1/15	8,990	9,802
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (d)	6,210	7,010
5.25% 7/1/13 (Escrowed to Maturity) (d)	5,000	5,513
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,759
5.25% 7/1/14	10,245	11,403
5.25% 7/1/14 (Escrowed to Maturity) (d)	2,995	3,405
Series A, 5% 7/1/18	4,510	5,040
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 10/1/13	1,550	1,673
5% 3/1/15	2,415	2,655
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 8/1/16	$ 6,070	$ 6,748
5% 3/1/19	1,470	1,585
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,898
5% 3/1/26	2,200	2,206
5% 6/1/27 (AMBAC Insured)	1,800	1,796
5.125% 11/1/24	1,900	1,920
5.25% 3/1/12	2,210	2,295
5.25% 2/1/15	5,000	5,349
5.25% 2/1/16	8,500	9,138
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,611
5.25% 2/1/28	3,400	3,411
5.25% 12/1/33	110	105
5.25% 4/1/34	30	29
5.5% 4/1/13	1,400	1,508
5.5% 4/1/13 (AMBAC Insured)	1,000	1,077
5.5% 8/1/29	13,900	14,176
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (d)	1,285	1,460
5.5% 8/1/30	10,000	10,101
5.5% 11/1/33	21,355	21,136
6% 3/1/33	10,950	11,354
6% 4/1/38	7,500	7,648
6% 11/1/39	35,800	36,494
6.5% 4/1/33	150	162
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	3,800	3,855
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,586
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	3,000	3,190
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,412
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,377
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (d)	100	128
6.5% 10/1/38	5,300	5,645
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	8,836	6,112
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(c)	$ 3,400	$ 3,572
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,009
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,688
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,966
(Various Cap. Projs.) Series 2009 G1, 5.25% 10/1/17	15,275	16,366
Series 2005 K, 5% 11/1/16	7,195	7,707
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,389
Series 2009 G1, 5.75% 10/1/30	2,100	2,057
Series 2009 I, 6.125% 11/1/29	1,300	1,347
Series 2010 A, 5.75% 3/1/30	4,100	4,017
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,287
5.75% 11/1/28	5,000	5,183
5% 11/1/14 (FSA Insured)	1,000	1,117
California Statewide Cmntys. Dev. Auth. Rev.:
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,041
5% 6/15/13	8,665	9,218
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (b)	4,000	4,009
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	649
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,401
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,510
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	1,976
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,390
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,900	$ 1,377
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	992
5.75% 1/15/40	1,600	1,268
5.875% 1/15/27	1,000	872
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (d)	2,000	2,246
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (d)	3,000	3,288
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,230
Series 2010 C, 5.25% 8/1/39	3,700	3,657
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,448
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	12,735	14,434
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,582
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,550
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.) 5% 1/1/12 (FSA Insured) (c)	1,835	1,873
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	16,088
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,180
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	3,600	3,827
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,211
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,280
5% 7/1/20	2,000	2,129
5% 7/1/21	1,500	1,583
5% 7/1/22	2,250	2,349
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	$ 1,485	$ 1,534
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,450
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,420	3,616
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,505
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	766
5.25% 7/1/21	700	767
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,319
6.5% 8/1/27	3,500	3,907
6.5% 8/1/28	2,750	3,046
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	8,667
5.25% 8/1/26	2,200	2,097
Series 2009 B, 5% 8/1/18	7,355	7,633
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,476
5% 5/15/22	2,000	2,124
Series 2009 B, 5% 5/15/12	500	524
San Diego Unified School District Series C:
0% 7/1/46	20,405	1,752
0% 7/1/47	13,000	1,041
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,395	1,439
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,240
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,478
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	4,715
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,174
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	$ 1,700	$ 1,704
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,653
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	801
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,306
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,673
Series 2009 O, 5.25% 5/15/39	1,900	1,851
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,522
		547,042
Colorado - 1.1%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (d)	5,000	4,947
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,071
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,434
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (d)	11,100	7,086
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,192
5% 11/15/12 (Escrowed to Maturity) (d)	120	129
5% 11/15/14	1,105	1,214
5% 11/15/14 (Escrowed to Maturity) (d)	60	68
Series 2006 F:
5% 11/15/13	395	428
5% 11/15/13 (Escrowed to Maturity) (d)	890	986
5% 11/15/14	420	462
5% 11/15/14 (Escrowed to Maturity) (d)	935	1,062
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,018
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	$ 645	$ 645
5% 7/1/12	675	672
Bonds Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,153
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	6,020	6,203
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,388
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (d)	1,000	1,164
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (d)	1,000	1,164
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,033
Series 2010 A:
0% 9/1/35	2,000	275
0% 9/1/37	3,000	343
0% 9/1/38	3,760	395
		43,532
Connecticut - 0.6%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1:
5% 2/1/14	10,000	10,993
5% 2/1/15	10,000	11,161
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,075
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,240
		25,469
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,061
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,348
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 4% 8/15/11 (FSA Insured)	$ 1,050	$ 1,058
Series A, 5% 6/1/40	6,700	5,655
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,634
5% 4/1/14	2,000	2,147
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	7,990
		24,893
Florida - 7.7%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,051
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,353
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,265
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,123
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,475
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/11	2,695	2,766
5% 12/1/12	3,880	4,135
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,816
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,251
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,069
Series A, 5.5% 6/1/38	1,800	1,857
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,906
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,776
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,588
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,800	2,638
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (d)	$ 6,500	$ 6,784
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (d)	5,000	5,616
Series 2005 I:
5% 11/15/17	2,600	2,816
5% 11/15/18	2,000	2,135
Series 2008 B, 6% 11/15/37	12,000	12,120
Series B:
5% 11/15/17	1,050	1,115
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (d)	150	172
Series G:
5% 11/15/12	965	1,026
5% 11/15/12 (Escrowed to Maturity) (d)	35	37
5% 11/15/13	1,545	1,655
5% 11/15/13 (Escrowed to Maturity) (d)	55	61
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	8,750	9,104
Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	9,892
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,874
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (d)	3,600	4,861
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (d)	1,940	2,334
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (b)	2,000	2,054
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	1,997
5% 9/1/22	2,270	2,447
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,596
5% 10/1/14	7,000	7,683
Jacksonville Sales Tax Rev. Series 2008, 4% 10/1/11	2,105	2,140
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	$ 1,340	$ 1,395
5% 11/15/14	2,485	2,638
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,655	3,720
5.25% 6/1/24	3,800	3,863
Miami Health Facilities Auth. Sys. Rev. Series 2003 C, 5.125% 11/15/24	600	601
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,378
Series 2010 B, 5% 10/1/35 (FSA Insured)	11,825	10,890
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,293
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,219
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	7,281
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500	2,591
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,205
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,400	1,405
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,889
5% 8/1/15 (AMBAC Insured)	5,990	6,427
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,136
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,156
5.75% 10/1/43	1,850	1,720
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,629
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (d)	3,260	3,547
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.: - continued
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 5,558
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,932
5% 11/1/14 (FSA Insured)	1,825	1,948
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,125
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,692
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,012
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,452
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	15,964
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,477
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,070
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,531
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,476
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (c)	5,965	6,223
5% 10/1/18 (FSA Insured) (c)	10,515	10,799
5% 10/1/19 (FSA Insured) (c)	5,965	6,031
		308,887
Georgia - 3.2%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (c)	4,000	4,110
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (c)	1,200	1,269
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,574
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (b)	$ 8,400	$ 8,522
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (b)	11,300	11,839
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (d)	7,015	4,702
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,288
5% 11/1/18	6,000	6,441
5% 11/1/19	3,000	3,185
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2005 V:
6.6% 1/1/18 (d)	35	40
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,783
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,016
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	580
5% 9/15/14	715	737
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	11,692
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (b)	6,800	6,800
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	9,000	9,000
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,377
5.25% 1/1/20	1,625	1,789
Series 2008 D, 5.75% 1/1/19	11,500	13,078
Series 2009 B, 5% 1/1/16	2,500	2,756
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,426
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A: - continued
5% 10/1/13	$ 1,450	$ 1,539
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	10,135
		129,678
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (c)	4,995	5,388
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,176
		9,564
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,821
6.75% 11/1/37	2,600	2,730
		5,551
Illinois - 10.8%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,639
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	982
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,556
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	806
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,761
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,170
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,312
Series 2010 F, 5% 12/1/31	20,000	17,957
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,446
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	733
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	369
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	182
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2004 A:
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (d)	$ 910	$ 1,015
Series 2006 A, 5% 1/1/23	10,975	10,869
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (d)	4,155	4,354
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,740	2,748
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
Series 2010 D:
5.25% 1/1/18 (c)	750	792
5.25% 1/1/19 (c)	5,125	5,339
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,133
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,854
Series 2010 C:
5% 1/1/22	3,155	3,355
5% 1/1/23	3,400	3,585
5% 1/1/24	2,000	2,088
5.25% 1/1/37	3,385	3,287
5.25% 1/1/40	1,575	1,518
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370	371
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,276
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,697
Chicago Spl. Trans. Rev. Series 2001, 5.5% 1/1/12 (Escrowed to Maturity) (d)	1,470	1,490
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/19	4,450	4,447
Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,658
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11 (Escrowed to Maturity) (d)	3,040	3,062
5% 6/1/12	3,645	3,774
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev.: - continued
Series 2008, 5.25% 11/1/33	$ 5,200	$ 5,000
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity) (d)	2,500	2,412
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,106
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	602
Series 2009 D, 5% 11/15/17	3,250	3,445
Series 2010 A, 5.25% 11/15/24	17,925	18,428
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,223
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,025
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,889
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,844
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,206
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (b)(c)	6,320	6,436
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	3,255	3,426
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity) (d)	455	496
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	545	594
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,109
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,243
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (d)	28,900	17,686
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,640
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,402
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	$ 1,620	$ 1,700
5.25% 10/1/14	2,290	2,421
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,734
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,442
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,086
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	4,907
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,918
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,687
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,027
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	8,867
5% 5/15/19	3,940	4,091
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,128
6.25% 5/1/21	6,395	6,523
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	819
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,170
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,397
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	4,763
Bonds:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (b)	4,000	4,144
(DePaul Univ. Proj.) Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (b)	3,330	3,330
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,949
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2002:
5.25% 12/1/17 (FSA Insured)	$ 1,000	$ 1,018
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,363
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	7,891
Series 2006, 5% 1/1/18	9,330	9,538
Series 2007 B, 5% 1/1/15	1,150	1,208
Series 2010, 5% 1/1/21 (FSA Insured)	10,000	9,886
Illinois Health Facilities Auth. Rev. (Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,618
Illinois Sales Tax Rev. Series 2010:
5% 6/15/15	1,200	1,297
5% 6/15/16	10,000	10,875
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (d)	2,300	2,676
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (d)	31,840	37,050
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	3,891
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (d)	1,500	1,701
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,092
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,206
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (d)	860	785
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	1,916
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,095
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,305
0% 12/1/14 (FSA Insured)	5,180	4,715
0% 12/1/15 (FSA Insured)	3,810	3,311
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	$ 2,370	$ 2,557
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,322
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/11 (Escrowed to Maturity) (d)	7,780	7,771
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	2,794
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,473
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	859
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,791
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,011
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,255
Series 2010 B1, 0% 6/15/44	14,600	1,521
Series A, 0% 6/15/14 (Escrowed to Maturity) (d)	5,945	5,677
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	527
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,304
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,068
5% 10/1/19	1,475	1,520
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,315
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,599
0% 4/1/14	3,500	3,280
Will County Cmnty. Unit School District #365-U:
Series 2002:
0% 11/1/14 (FSA Insured)	2,800	2,512
0% 11/1/16 (FSA Insured)	4,000	3,231
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/17 (FSA Insured)	$ 1,300	$ 982
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	897
		433,853
Indiana - 3.1%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,078
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,238
5% 1/10/14 (FSA Insured)	1,180	1,294
5% 7/10/14 (FSA Insured)	1,215	1,341
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,477
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,053
East Allen Woodlan School Bldg. Corp. Series 2005, 5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,338
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,845
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,360
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,878
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,140
5.25% 7/15/16 (FSA Insured)	2,095	2,391
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,023
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(c)	1,650	1,744
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,032
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,412
5% 12/1/17	855	921
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
Series 2010 A, 5% 2/1/17	$ 3,700	$ 4,187
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,229
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,884
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,118
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,423
0% 12/1/17 (AMBAC Insured)	1,470	1,162
0% 6/1/18 (AMBAC Insured)	1,740	1,333
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (c)	1,110	1,160
Indianapolis Thermal Energy Sys.:
Series 2001 A, 5.5% 10/1/16 (Pre-Refunded to 10/1/11 @ 101) (d)	5,000	5,178
Series 2010 B:
5% 10/1/20	8,310	8,906
5% 10/1/21	5,500	5,885
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (d)	1,090	1,159
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,280
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,197
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (d)	1,530	1,762
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (d)	1,310	1,509
Rockport Poll. Cont. Rev. Bonds:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (b)	2,000	2,012
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,792
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,417
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,732
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,887
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,025
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	$ 1,455	$ 1,625
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,410
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,039
		123,876
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,781
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (d)	4,800	4,856
		6,637
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	305
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,120
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000	1,080
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000	1,080
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (b)	2,000	2,030
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,565
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,360
		12,540
Kentucky - 1.4%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,439
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,366
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	2,945
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	$ 7,500	$ 7,656
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,041
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	12,805	12,536
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (c)	2,250	2,347
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	9,774
		54,104
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,032
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (d)	2,700	2,737
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,279
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,093
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,264
5% 7/1/15	2,740	2,927
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,751
0% 9/1/13 (AMBAC Insured)	1,400	1,283
		20,366
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,373
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,125
6% 7/1/38	1,800	1,900
		8,398
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.7%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	$ 4,000	$ 4,499
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,075	4,109
(Univ. of Maryland Med. Sys. Proj.):
Series 2005, 4% 7/1/11 (AMBAC Insured)	1,000	1,007
Series 2008 F:
4% 7/1/11	2,000	2,014
5% 7/1/12	1,000	1,043
5% 7/1/17	1,190	1,289
5% 7/1/18	2,500	2,673
Series 2010, 5.125% 7/1/39	3,600	3,297
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,775	1,863
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	2,625	2,824
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	584
5% 4/1/16	1,665	1,875
		27,077
Massachusetts - 2.4%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	2,894
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,117
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	115	120
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	730
5% 1/1/13	750	782
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(c)	3,000	3,234
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (d)	11,400	12,178
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	2,000	2,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (d)	$ 1,800	$ 1,977
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (d)	5,900	6,518
Series 2007 B, 5% 11/1/15	7,000	7,992
Series 2007 C:
5.25% 8/1/22	3,300	3,633
5.25% 8/1/23	1,600	1,747
5.25% 8/1/24	4,000	4,344
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.):
Series 2008 E1, 5.125% 7/1/33	2,000	1,764
Series 2008 E2:
5% 7/1/11	3,000	3,022
5% 7/1/12	2,075	2,138
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	7,984
5% 7/1/21	4,700	4,953
Bonds:
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (b)	2,045	2,198
5%, tender 7/1/15 (b)	7,000	7,641
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (b)	1,800	1,868
Series 2009 T1, 4.125%, tender 2/16/12 (b)	2,900	2,993
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (c)	1,000	990
5.5% 1/1/14 (AMBAC Insured) (c)	1,000	953
5.5% 1/1/17 (AMBAC Insured) (c)	4,040	3,639
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,516
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,207
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		97,301
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - 2.2%
Big Rapids Pub. School District Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,003
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,192
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,364
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,029
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,555
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,241
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,783
Series 2006 D, 0.803% 7/1/32 (b)	5,540	3,841
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,741
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	5,825
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,329
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,412
5% 12/1/15	665	733
Kalamazoo Pub. Schools Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,742
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,542
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,640	2,690
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (d)	160	164
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,688
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,020
5.5% 3/1/17	1,885	1,913
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,014
Series 2008 A:
5% 5/15/12	1,250	1,300
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5% 5/15/13	$ 1,500	$ 1,598
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	1,957
(Trinity Health Sys. Proj.):
Series 2006 A, 5% 12/1/26	1,200	1,163
Series 2008 A, 6.5% 12/1/33	5,500	5,783
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (b)	10,000	10,317
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500	1,468
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,271
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (d)	1,025	1,121
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,086
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,945
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,224
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,039
4% 1/1/14	1,100	1,154
5% 1/1/15	1,585	1,719
		89,966
Minnesota - 0.7%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	564
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (c)	1,000	1,061
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,325
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,403
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	5,834
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	$ 4,115	$ 4,446
5% 1/1/20	4,500	4,819
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	409
5% 5/15/13	395	409
5% 5/15/14	250	260
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,365	1,341
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,640
5.5% 7/1/18	1,400	1,519
		29,030
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,358
5% 8/15/13	1,500	1,576
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,317
		4,251
Missouri - 0.3%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,040
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (d)	1,000	1,071
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,059
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,081
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	387
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100) (d)	1,945	2,097
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	2,425	2,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (c)	$ 1,500	$ 1,601
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,960
		12,450
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	7,400	7,169
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,652
(Immanuel Med. Ctr. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,421
		5,073
Nevada - 0.7%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (c)	1,500	1,529
5.375% 7/1/20 (AMBAC Insured) (c)	1,100	1,108
Series 2008 E, 5% 7/1/11	5,000	5,047
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,260
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (d)	1,000	1,059
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,450
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,058
5% 7/1/14	1,000	1,058
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,433
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,537
		26,539
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	$ 600	$ 599
New Jersey - 2.2%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,746
Series 2005 B, 5% 2/15/13	2,210	2,249
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,592
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,020
5.25% 6/15/21	4,500	4,767
5.25% 6/15/22	10,585	11,064
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2010 A, 1.2%, tender 12/1/11 (b)(c)	8,000	8,000
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,627
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (Escrowed to Maturity) (d)	1,385	1,398
Series 2005 O:
5.25% 3/1/15	3,000	3,257
5.25% 3/1/21	6,500	6,675
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,232
5.25% 3/1/23	1,500	1,521
5.25% 3/1/24	5,550	5,600
5.25% 3/1/25	4,200	4,240
5.25% 3/1/26	4,700	4,734
Series 2008 Y:
5% 9/1/11	1,000	1,019
5% 9/1/12	2,545	2,708
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,190
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (d)	3,735	4,215
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (d)	6,420	7,212
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,283
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,028
		89,377
New Mexico - 1.0%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	27,968
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,332
4% 9/1/16	3,000	3,195
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	2,200	1,963
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,233
		41,691
New York - 15.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,183
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,961
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured)	1,070	1,061
5.75% 7/1/40	1,000	955
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,084
5.75% 5/1/22	2,240	2,310
Series 2004:
5.75% 5/1/17	2,895	3,160
5.75% 5/1/19 (FSA Insured)	5,590	6,000
5.75% 5/1/22 (FSA Insured)	8,525	8,957
5.75% 5/1/25 (FSA Insured)	1,715	1,786
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5% 6/1/11	1,075	1,082
Series 2008 A, 6% 5/1/33	6,000	6,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,031
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	2,495	2,639
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	156
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	845	856
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (d)	600	623
Series 2002 C, 5.5% 8/1/13	2,000	2,156
Series 2005 F1, 5.25% 9/1/14	3,600	4,039
Series 2005 G, 5% 8/1/14	6,500	7,226
Series 2005 J, 5% 3/1/12	3,020	3,143
Series 2005 K, 5% 8/1/11	3,295	3,344
Series 2008 E, 5% 8/1/13	11,760	12,834
Series 2010 C, 5% 8/1/14	10,000	11,116
Series 2010 E, 5% 8/1/16	11,210	12,628
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series FF 2, 5.5% 6/15/40	800	816
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	4,876
Series 2009 S2, 6% 7/15/38	7,000	7,344
Series 2009 S3, 5.25% 1/15/34	20,000	20,112
Series 2009 S4, 5.75% 1/15/39	6,400	6,606
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	9,240	9,499
6% 11/1/28 (a)	40,925	42,185
Series 2010 B, 5% 11/1/20	37,195	41,237
Series 2010 D:
5% 11/1/15	1,475	1,681
5% 11/1/16	9,410	10,816
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,788
Series 2009 A:
5% 3/15/17	9,975	11,362
5% 3/15/19	11,040	12,457
Series 2009 D, 5% 6/15/13	28,070	30,513
Series 2010 A:
5% 2/15/19	1,000	1,127
5% 2/15/20	3,000	3,357
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	$ 7,705	$ 8,077
Series A:
5.75% 7/1/13	2,720	2,853
5.75% 7/1/13 (AMBAC Insured)	875	918
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/12	6,855	7,080
5% 2/15/13	6,545	6,967
5% 8/15/13	7,390	7,993
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,320
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	890
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,754
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,105
Series 2009 A:
5% 7/1/20	5,000	5,439
5% 7/1/21	12,335	13,328
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,587
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,676
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	9,600	10,214
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,626
Series 2005 C, 5.25% 11/15/14	1,000	1,107
Series 2008 C, 6.5% 11/15/28	11,300	12,369
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(c)	28,100	28,164
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,085
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,178
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,697
5% 4/1/14	1,500	1,655
Series 2010 A, 5% 4/1/23	8,195	8,758
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	$ 1,685	$ 1,789
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	4,085	4,275
Series 2008 D, 5% 1/1/13	9,500	10,112
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(c)	3,000	3,050
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (d)	6,700	7,066
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,269
5.25% 6/1/22 (AMBAC Insured)	9,450	9,709
5.5% 6/1/14	1,215	1,219
5.5% 6/1/15	5,780	5,798
5.5% 6/1/16	20,000	20,059
5.5% 6/1/17	1,900	1,908
5.5% 6/1/19	1,000	1,046
Series 2003B 1C:
5.5% 6/1/14	3,505	3,517
5.5% 6/1/15	4,900	4,916
5.5% 6/1/16	1,600	1,610
5.5% 6/1/17	7,950	7,985
5.5% 6/1/18	17,165	17,658
5.5% 6/1/19	4,700	4,917
5.5% 6/1/20	800	834
5.5% 6/1/22	600	621
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,029
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (d)	9,100	10,412
		612,123
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (c)	$ 1,215	$ 1,217
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	4,100	4,272
		5,489
North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,719
5.25% 6/1/20 (AMBAC Insured)	1,520	1,610
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,532
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,226
Series 2003, 5% 11/1/12 (FSA Insured)	1,300	1,366
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,518
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/15	1,250	1,366
5% 1/1/16	3,000	3,294
5% 1/1/20	2,110	2,213
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,545
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,378
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,273
5% 6/1/22	4,000	4,152
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,684
		32,876
North Dakota - 0.2%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (Pre-Refunded to 6/1/12 @ 100) (d)	3,685	3,905
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - continued
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	$ 1,000	$ 1,024
5% 7/1/14	1,000	1,046
		5,975
Ohio - 2.9%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,717
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,374
6% 6/1/42	1,500	1,029
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,494
Franklin County Hosp. Rev. Series 2001, 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (d)	2,000	2,028
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (d)	1,060	1,097
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (d)	600	614
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	4,760
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (b)	3,380	3,454
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,324
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,339
5% 10/1/22	2,000	2,126
5% 10/1/23	3,000	3,165
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	3,960
Series 2010 B, 4% 9/15/15	2,830	3,083
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,787
5% 8/1/16	3,480	3,961
Series 2010 B, 5% 8/1/15	15,775	17,816
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	$ 2,100	$ 2,035
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	4,853
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,868
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.):
Series 2009 A, 5.875%, tender 6/1/16 (b)	5,900	6,255
Series 2010 C, 2.25%, tender 4/1/11 (b)	4,000	4,000
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(c)	15,000	16,046
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	26
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (d)	975	1,032
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	500	505
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	1,220	1,247
5.75% 12/1/35	5,200	4,931
		115,926
Oklahoma - 1.1%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (d)	1,000	997
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,122
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,355	7,415
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,320
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,654
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,315
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,573
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B: - continued
5% 8/15/13	$ 1,260	$ 1,367
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,363
5% 1/1/22 (FSA Insured)	12,455	13,470
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,438
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,080
5% 12/15/14	850	929
		42,043
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,785
Pennsylvania - 3.6%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,500	3,608
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,210	1,228
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,697
Series 2008 B:
5% 6/15/11	1,800	1,816
5% 6/15/12	2,000	2,092
5% 6/15/13	2,000	2,146
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,379
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,136
5% 12/15/13	1,155	1,174
Series 2006 B, 5% 12/15/13	3,115	3,167
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	175	180
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Hosp. Rev.: - continued
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (d)	$ 380	$ 402
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	2,863
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,515
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,923
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,615
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,256
Series 2009 A, 5% 6/1/17	2,925	3,108
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (c)	1,300	1,314
6.5% 11/1/16 (c)	1,100	1,114
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (d)	1,745	2,025
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,194
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,933
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	8,534
Series 2009 B, 5% 12/1/16	12,500	13,956
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,777
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,084
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,025
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,711
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	$ 700	$ 712
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,100	2,100
Series 2010 C:
5% 9/1/20	14,000	14,445
5% 9/1/21	6,000	6,144
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,248
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,033
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,984
Series 2010 A:
5% 9/1/19 (Assured Guaranty Corp. Insured)	1,500	1,645
5% 9/1/20 (Assured Guaranty Corp. Insured)	1,000	1,087
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,503
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,804
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,442
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,160
		145,725
Puerto Rico - 0.1%
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	5,226
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,131
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	645
		2,776
South Carolina - 0.6%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	1,765	1,784
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	$ 2,310	$ 2,394
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/11 (AMBAC Insured)	1,565	1,565
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,500
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	785
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,145
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	1,935	2,041
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,019
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,412
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,444
Sumter Two School Facilities, Inc. Rev. Series 2007:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,229
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,451
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,789
		23,558
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	408
5.25% 11/1/18	1,000	1,074
		1,482
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/11	3,270	3,357
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,524
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,261
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.: - continued
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,240	$ 1,301
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,792
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A:
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,864
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,165
Series 2010 B, 5.625% 7/1/20 (c)	5,000	5,278
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,734
4.75% 7/1/15	3,560	3,897
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,674
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,490
		45,337
Texas - 10.2%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,877
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,368
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	819
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,787
6% 1/1/18	1,000	995
6% 1/1/19	1,335	1,311
Austin Elec. Util. Sys. Rev.:
0% 11/15/12 (AMBAC Insured)	5,645	5,494
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,504
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,571
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,599
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A: - continued
5% 11/15/17	$ 1,375	$ 1,558
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,120
5.25% 2/15/42	6,000	6,096
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,367
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,132
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	183
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (d)	1,190	1,253
5.375% 5/1/16 (FSA Insured)	185	193
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (d)	1,240	1,306
5.375% 5/1/17 (FSA Insured)	195	202
Birdville Independent School District Series 1999, 0% 2/15/12	4,150	4,129
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,310
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,093
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,518
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,765
5% 8/15/13	9,575	10,089
Clint Independent School District Series 2003:
5.5% 8/15/18	190	199
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (d)	810	866
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (d)	1,500	1,570
Series A, 0% 2/15/16	3,640	3,231
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008:
5.25% 12/1/43	2,555	2,527
5.25% 12/1/48	19,160	18,789
5.25% 12/1/38	6,700	6,737
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,523
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.: - continued
Series 2009 A:
5% 11/1/16	$ 3,000	$ 3,325
5% 11/1/21	1,500	1,551
Series 2009, 5% 11/1/19	1,000	1,083
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,036
Series 2008, 6.375% 2/15/34	1,300	1,474
Dallas Wtrwks. & Swr. Sys. Rev. Series 2010, 5% 10/1/39	15,750	15,785
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,715
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,560
Series 2009, 5% 2/15/17	1,220	1,396
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,624
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,050
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,238
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,922
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2009, 5% 10/1/19	1,260	1,319
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,375
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,263
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,021
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,594
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (d)	1,000	1,046
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (d)	1,140	1,193
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (c)	3,300	3,308
Series A, 5.5% 7/1/39	6,000	5,965
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,676
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Independent School District: - continued
0% 8/15/15	$ 2,000	$ 1,825
Houston Util. Sys. Rev.:
Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (b)	7,200	7,238
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,814
Houston Wtr. & Swr. Sys. Rev. Series C, 0% 12/1/11 (AMBAC Insured)	8,250	8,223
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,109
0% 2/15/17	1,400	1,183
Series 2009, 4% 2/15/14	410	440
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	5,055
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,185
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	919
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,574
0% 8/15/17	1,020	843
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,480
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,594
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,469
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,654
Series 2010:
5% 5/15/14	6,000	6,619
5% 5/15/15	2,475	2,762
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21	2,405	2,529
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,067
Mansfield Independent School District:
5.5% 2/15/13	230	231
5.5% 2/15/14	330	331
5.5% 2/15/15	25	26
5.5% 2/15/16	35	36
5.5% 2/15/18	145	145
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District: - continued
5.5% 2/15/19	$ 370	$ 371
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Bonds (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (b)	7,000	7,031
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,033
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	535
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (d)	3,480	3,646
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,546
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,265
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (d)	2,520	2,859
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (d)	1,100	1,239
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,371
Northside Independent School District:
Bonds Series 2009, 2.1%, tender 6/1/11 (b)	7,000	7,013
Series A:
5.25% 2/15/17	725	747
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (d)	2,250	2,346
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,258
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,654
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	7,729
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,061
Rockwall Independent School District Series 2002:
5.375% 2/15/17	20	21
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District Series 2002: - continued
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (d)	$ 1,025	$ 1,070
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (d)	1,345	1,404
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (d)	1,000	1,066
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (d)	1,050	1,119
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (c)	2,165	2,309
San Antonio Elec. & Gas Sys. Rev.:
Series 2002, 5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (d)	2,505	2,606
5.375% 2/1/17	3,140	3,248
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (d)	355	369
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,867
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,022
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,591
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (d)	3,650	4,149
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,382
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,109
Series 2009:
5% 10/1/19	3,045	3,411
5% 10/1/20	2,180	2,415
Series 2010, 5% 10/1/35	1,300	1,282
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,634
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,277
5% 11/15/14	2,005	2,203
5% 11/15/15	1,880	2,075
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009: - continued
5.75% 11/15/24	$ 4,700	$ 4,915
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,504
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,942
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/17	3,660	4,229
0% 10/1/13	8,900	8,535
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	6,848
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,064
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,424
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,087
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	9,450
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,090
5.625% 7/15/21	835	837
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,866
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,131
Waller Independent School District:
5.5% 2/15/26	3,220	3,489
5.5% 2/15/33	4,160	4,360
5.5% 2/15/37	4,820	4,961
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,384
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,274
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	695
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Ysleta Independent School District:
Series 1993, 0% 8/15/11	$ 1,100	$ 1,099
Series 2005, 5% 8/15/23	1,745	1,856
		411,351
Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,454
5% 8/15/18	2,500	2,698
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,079
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,290
		17,521
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,205
6.125% 12/1/27 (AMBAC Insured)	2,800	2,835
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,047
5% 12/1/14 (FSA Insured)	1,200	1,283
5% 12/1/15 (FSA Insured)	1,000	1,073
		7,443
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,453
5% 10/1/14	3,000	3,224
		6,677
Virginia - 0.8%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(c)	7,500	7,615
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	2,200	2,241
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	12,000	12,891
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Peninsula Port Auth. Coal Term. Rev. Bonds (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (b)	$ 5,000	$ 5,067
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,629
		30,443
Washington - 2.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,496
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,256
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,062
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(c)	1,000	1,074
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,133
Energy Northwest Elec. Rev. (#1 Proj.) Series 2002 B, 6% 7/1/17	4,000	4,237
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	151
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (d)	1,855	1,991
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,066
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,871
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	12,697
Series 2009, 5.25% 1/1/42	1,900	1,903
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,428
5% 12/1/19	1,385	1,547
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,078
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,415	$ 6,360
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,666
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Escrowed to Maturity) (d)	2,025	2,003
Series R 97A, 0% 7/1/19 (Escrowed to Maturity) (d)	3,440	2,653
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,695
5% 8/15/16	2,500	2,684
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,063
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,132
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,377
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,009
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B, 0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,945
		85,640
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (d)	1,100	968
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,589
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,379
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,090
		7,026
Wisconsin - 0.6%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (d)	1,195	1,244
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (d)	1,300	1,387
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	$ 60	$ 62
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (d)	970	1,004
Wisconsin Gen. Oblig.:
Series 2000 D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (d)	1,000	1,004
Series 2008 D, 5.5% 5/1/26	1,100	1,197
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,577
5.75% 7/1/30	2,000	1,915
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,057
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	874
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (d)	1,760	1,859
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (d)	1,000	1,059
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (d)	1,000	1,059
Series 2003 A, 5.5% 8/15/14	1,775	1,849
Series 2006 A, 5% 8/15/12	4,795	4,888
		22,035
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	4,050	4,119
TOTAL MUNICIPAL BONDS (Cost $3,869,716)		3,922,356
Municipal Notes - 0.4%

Florida - 0.3%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	10,600	10,792
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 0.1%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (Pennsylvania Elec. Co. Proj.) 2.25% tender 4/1/11, CP mode	$ 6,000	$ 6,000
TOTAL MUNICIPAL NOTES (Cost $16,600)		16,792
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $3,886,316)		3,939,148
NET OTHER ASSETS (LIABILITIES) - 2.1%		83,925
NET ASSETS - 100%		$ 4,023,073
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $3,886,226,000. Net unrealized appreciation aggregated $52,922,000, of which $96,879,000 related to appreciated investment securities and $43,957,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2011

1.832282.105

ALIM-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,092
Series 2005 A2, 5% 6/1/12	1,500	1,569
Auburn Univ. Gen. Fee Rev. Series 2001 A, 5.5% 6/1/12 (Pre-Refunded to 6/1/11 @ 100) (d)	2,125	2,142
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (b)	6,000	6,158
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,852
5.5% 1/1/22	2,300	1,949
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (b)	5,000	5,142
		20,904
Arizona - 2.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,600
5% 10/1/17 (FSA Insured)	10,000	10,798
5% 10/1/18 (FSA Insured)	2,500	2,670
5.25% 10/1/20 (FSA Insured)	6,695	7,036
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/12	1,200	1,235
Series 2008 D:
5.5% 1/1/38	6,300	5,979
6% 1/1/27	1,400	1,459
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	15,821
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,438
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,118
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	7,251
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.25% 7/1/11 (c)	2,250	2,273
5.5% 7/1/12 (c)	2,450	2,574
5.5% 7/1/13 (c)	1,005	1,078
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,090	$ 1,137
Series 2009 A:
5% 7/1/14	1,500	1,668
5% 7/1/18	7,665	8,640
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11	1,175	1,188
		81,963
California - 13.6%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,669
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,275
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/20	5,000	5,476
5% 12/1/25	2,195	2,277
5% 12/1/29	4,865	4,950
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,205
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (d)	2,600	2,771
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,469
Series 2004 A:
5% 7/1/15	4,775	5,206
5.25% 7/1/12	1,210	1,275
5.25% 7/1/14	9,400	10,463
Series 2009 A:
5% 7/1/15	8,990	9,802
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (d)	6,210	7,010
5.25% 7/1/13 (Escrowed to Maturity) (d)	5,000	5,513
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,759
5.25% 7/1/14	10,245	11,403
5.25% 7/1/14 (Escrowed to Maturity) (d)	2,995	3,405
Series A, 5% 7/1/18	4,510	5,040
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 10/1/13	1,550	1,673
5% 3/1/15	2,415	2,655
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 8/1/16	$ 6,070	$ 6,748
5% 3/1/19	1,470	1,585
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,898
5% 3/1/26	2,200	2,206
5% 6/1/27 (AMBAC Insured)	1,800	1,796
5.125% 11/1/24	1,900	1,920
5.25% 3/1/12	2,210	2,295
5.25% 2/1/15	5,000	5,349
5.25% 2/1/16	8,500	9,138
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,611
5.25% 2/1/28	3,400	3,411
5.25% 12/1/33	110	105
5.25% 4/1/34	30	29
5.5% 4/1/13	1,400	1,508
5.5% 4/1/13 (AMBAC Insured)	1,000	1,077
5.5% 8/1/29	13,900	14,176
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (d)	1,285	1,460
5.5% 8/1/30	10,000	10,101
5.5% 11/1/33	21,355	21,136
6% 3/1/33	10,950	11,354
6% 4/1/38	7,500	7,648
6% 11/1/39	35,800	36,494
6.5% 4/1/33	150	162
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	3,800	3,855
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,586
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	3,000	3,190
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,412
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,377
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (d)	100	128
6.5% 10/1/38	5,300	5,645
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	8,836	6,112
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(c)	$ 3,400	$ 3,572
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,009
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,688
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,966
(Various Cap. Projs.) Series 2009 G1, 5.25% 10/1/17	15,275	16,366
Series 2005 K, 5% 11/1/16	7,195	7,707
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,389
Series 2009 G1, 5.75% 10/1/30	2,100	2,057
Series 2009 I, 6.125% 11/1/29	1,300	1,347
Series 2010 A, 5.75% 3/1/30	4,100	4,017
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,287
5.75% 11/1/28	5,000	5,183
5% 11/1/14 (FSA Insured)	1,000	1,117
California Statewide Cmntys. Dev. Auth. Rev.:
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,041
5% 6/15/13	8,665	9,218
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (b)	4,000	4,009
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	649
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,401
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,510
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	1,976
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,390
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,900	$ 1,377
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	992
5.75% 1/15/40	1,600	1,268
5.875% 1/15/27	1,000	872
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (d)	2,000	2,246
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (d)	3,000	3,288
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,230
Series 2010 C, 5.25% 8/1/39	3,700	3,657
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,448
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	12,735	14,434
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,582
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,550
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.) 5% 1/1/12 (FSA Insured) (c)	1,835	1,873
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	16,088
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,180
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	3,600	3,827
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,211
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,280
5% 7/1/20	2,000	2,129
5% 7/1/21	1,500	1,583
5% 7/1/22	2,250	2,349
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	$ 1,485	$ 1,534
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,450
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,420	3,616
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,505
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	766
5.25% 7/1/21	700	767
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,319
6.5% 8/1/27	3,500	3,907
6.5% 8/1/28	2,750	3,046
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	8,667
5.25% 8/1/26	2,200	2,097
Series 2009 B, 5% 8/1/18	7,355	7,633
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,476
5% 5/15/22	2,000	2,124
Series 2009 B, 5% 5/15/12	500	524
San Diego Unified School District Series C:
0% 7/1/46	20,405	1,752
0% 7/1/47	13,000	1,041
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,395	1,439
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,240
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,478
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	4,715
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,174
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	$ 1,700	$ 1,704
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,653
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	801
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,306
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,673
Series 2009 O, 5.25% 5/15/39	1,900	1,851
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,522
		547,042
Colorado - 1.1%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (d)	5,000	4,947
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,071
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,434
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (d)	11,100	7,086
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,192
5% 11/15/12 (Escrowed to Maturity) (d)	120	129
5% 11/15/14	1,105	1,214
5% 11/15/14 (Escrowed to Maturity) (d)	60	68
Series 2006 F:
5% 11/15/13	395	428
5% 11/15/13 (Escrowed to Maturity) (d)	890	986
5% 11/15/14	420	462
5% 11/15/14 (Escrowed to Maturity) (d)	935	1,062
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,018
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	$ 645	$ 645
5% 7/1/12	675	672
Bonds Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,153
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	6,020	6,203
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,388
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (d)	1,000	1,164
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (d)	1,000	1,164
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,033
Series 2010 A:
0% 9/1/35	2,000	275
0% 9/1/37	3,000	343
0% 9/1/38	3,760	395
		43,532
Connecticut - 0.6%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1:
5% 2/1/14	10,000	10,993
5% 2/1/15	10,000	11,161
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,075
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,240
		25,469
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,061
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,348
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 4% 8/15/11 (FSA Insured)	$ 1,050	$ 1,058
Series A, 5% 6/1/40	6,700	5,655
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,634
5% 4/1/14	2,000	2,147
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	7,990
		24,893
Florida - 7.7%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,051
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,353
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,265
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,123
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,475
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/11	2,695	2,766
5% 12/1/12	3,880	4,135
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,816
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,251
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,069
Series A, 5.5% 6/1/38	1,800	1,857
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,906
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,776
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,588
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,800	2,638
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (d)	$ 6,500	$ 6,784
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (d)	5,000	5,616
Series 2005 I:
5% 11/15/17	2,600	2,816
5% 11/15/18	2,000	2,135
Series 2008 B, 6% 11/15/37	12,000	12,120
Series B:
5% 11/15/17	1,050	1,115
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (d)	150	172
Series G:
5% 11/15/12	965	1,026
5% 11/15/12 (Escrowed to Maturity) (d)	35	37
5% 11/15/13	1,545	1,655
5% 11/15/13 (Escrowed to Maturity) (d)	55	61
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	8,750	9,104
Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	9,892
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,874
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (d)	3,600	4,861
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (d)	1,940	2,334
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (b)	2,000	2,054
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	1,997
5% 9/1/22	2,270	2,447
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,596
5% 10/1/14	7,000	7,683
Jacksonville Sales Tax Rev. Series 2008, 4% 10/1/11	2,105	2,140
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	$ 1,340	$ 1,395
5% 11/15/14	2,485	2,638
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,655	3,720
5.25% 6/1/24	3,800	3,863
Miami Health Facilities Auth. Sys. Rev. Series 2003 C, 5.125% 11/15/24	600	601
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,378
Series 2010 B, 5% 10/1/35 (FSA Insured)	11,825	10,890
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,293
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,219
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	7,281
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500	2,591
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,205
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,400	1,405
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,889
5% 8/1/15 (AMBAC Insured)	5,990	6,427
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,136
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,156
5.75% 10/1/43	1,850	1,720
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,629
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (d)	3,260	3,547
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.: - continued
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 5,558
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,932
5% 11/1/14 (FSA Insured)	1,825	1,948
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,125
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,692
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,012
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,452
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	15,964
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,477
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,070
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,531
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,476
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (c)	5,965	6,223
5% 10/1/18 (FSA Insured) (c)	10,515	10,799
5% 10/1/19 (FSA Insured) (c)	5,965	6,031
		308,887
Georgia - 3.2%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (c)	4,000	4,110
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (c)	1,200	1,269
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,574
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (b)	$ 8,400	$ 8,522
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (b)	11,300	11,839
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (d)	7,015	4,702
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,288
5% 11/1/18	6,000	6,441
5% 11/1/19	3,000	3,185
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2005 V:
6.6% 1/1/18 (d)	35	40
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,783
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,016
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	580
5% 9/15/14	715	737
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	11,692
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (b)	6,800	6,800
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	9,000	9,000
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,377
5.25% 1/1/20	1,625	1,789
Series 2008 D, 5.75% 1/1/19	11,500	13,078
Series 2009 B, 5% 1/1/16	2,500	2,756
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,426
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A: - continued
5% 10/1/13	$ 1,450	$ 1,539
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	10,135
		129,678
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (c)	4,995	5,388
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,176
		9,564
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,821
6.75% 11/1/37	2,600	2,730
		5,551
Illinois - 10.8%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,639
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	982
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,556
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	806
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,761
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,170
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,312
Series 2010 F, 5% 12/1/31	20,000	17,957
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,446
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	733
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	369
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	182
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2004 A:
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (d)	$ 910	$ 1,015
Series 2006 A, 5% 1/1/23	10,975	10,869
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (d)	4,155	4,354
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,740	2,748
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
Series 2010 D:
5.25% 1/1/18 (c)	750	792
5.25% 1/1/19 (c)	5,125	5,339
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,133
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,854
Series 2010 C:
5% 1/1/22	3,155	3,355
5% 1/1/23	3,400	3,585
5% 1/1/24	2,000	2,088
5.25% 1/1/37	3,385	3,287
5.25% 1/1/40	1,575	1,518
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370	371
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,276
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,697
Chicago Spl. Trans. Rev. Series 2001, 5.5% 1/1/12 (Escrowed to Maturity) (d)	1,470	1,490
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/19	4,450	4,447
Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,658
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11 (Escrowed to Maturity) (d)	3,040	3,062
5% 6/1/12	3,645	3,774
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev.: - continued
Series 2008, 5.25% 11/1/33	$ 5,200	$ 5,000
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity) (d)	2,500	2,412
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,106
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	602
Series 2009 D, 5% 11/15/17	3,250	3,445
Series 2010 A, 5.25% 11/15/24	17,925	18,428
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,223
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,025
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,889
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,844
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,206
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (b)(c)	6,320	6,436
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	3,255	3,426
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity) (d)	455	496
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	545	594
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,109
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,243
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (d)	28,900	17,686
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,640
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,402
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	$ 1,620	$ 1,700
5.25% 10/1/14	2,290	2,421
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,734
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,442
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,086
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	4,907
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,918
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,687
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,027
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	8,867
5% 5/15/19	3,940	4,091
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,128
6.25% 5/1/21	6,395	6,523
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	819
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,170
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,397
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	4,763
Bonds:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (b)	4,000	4,144
(DePaul Univ. Proj.) Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (b)	3,330	3,330
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,949
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2002:
5.25% 12/1/17 (FSA Insured)	$ 1,000	$ 1,018
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,363
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	7,891
Series 2006, 5% 1/1/18	9,330	9,538
Series 2007 B, 5% 1/1/15	1,150	1,208
Series 2010, 5% 1/1/21 (FSA Insured)	10,000	9,886
Illinois Health Facilities Auth. Rev. (Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,618
Illinois Sales Tax Rev. Series 2010:
5% 6/15/15	1,200	1,297
5% 6/15/16	10,000	10,875
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (d)	2,300	2,676
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (d)	31,840	37,050
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	3,891
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (d)	1,500	1,701
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,092
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,206
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (d)	860	785
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	1,916
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,095
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,305
0% 12/1/14 (FSA Insured)	5,180	4,715
0% 12/1/15 (FSA Insured)	3,810	3,311
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	$ 2,370	$ 2,557
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,322
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/11 (Escrowed to Maturity) (d)	7,780	7,771
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	2,794
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,473
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	859
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,791
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,011
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,255
Series 2010 B1, 0% 6/15/44	14,600	1,521
Series A, 0% 6/15/14 (Escrowed to Maturity) (d)	5,945	5,677
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	527
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,304
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,068
5% 10/1/19	1,475	1,520
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,315
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,599
0% 4/1/14	3,500	3,280
Will County Cmnty. Unit School District #365-U:
Series 2002:
0% 11/1/14 (FSA Insured)	2,800	2,512
0% 11/1/16 (FSA Insured)	4,000	3,231
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/17 (FSA Insured)	$ 1,300	$ 982
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	897
		433,853
Indiana - 3.1%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,078
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,238
5% 1/10/14 (FSA Insured)	1,180	1,294
5% 7/10/14 (FSA Insured)	1,215	1,341
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,477
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,053
East Allen Woodlan School Bldg. Corp. Series 2005, 5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,338
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,845
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,360
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,878
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,140
5.25% 7/15/16 (FSA Insured)	2,095	2,391
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,023
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(c)	1,650	1,744
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,032
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,412
5% 12/1/17	855	921
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
Series 2010 A, 5% 2/1/17	$ 3,700	$ 4,187
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,229
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,884
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,118
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,423
0% 12/1/17 (AMBAC Insured)	1,470	1,162
0% 6/1/18 (AMBAC Insured)	1,740	1,333
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (c)	1,110	1,160
Indianapolis Thermal Energy Sys.:
Series 2001 A, 5.5% 10/1/16 (Pre-Refunded to 10/1/11 @ 101) (d)	5,000	5,178
Series 2010 B:
5% 10/1/20	8,310	8,906
5% 10/1/21	5,500	5,885
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (d)	1,090	1,159
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,280
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,197
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (d)	1,530	1,762
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (d)	1,310	1,509
Rockport Poll. Cont. Rev. Bonds:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (b)	2,000	2,012
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,792
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,417
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,732
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,887
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,025
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	$ 1,455	$ 1,625
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,410
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,039
		123,876
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,781
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (d)	4,800	4,856
		6,637
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	305
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,120
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000	1,080
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000	1,080
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (b)	2,000	2,030
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,565
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,360
		12,540
Kentucky - 1.4%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,439
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,366
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	2,945
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	$ 7,500	$ 7,656
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,041
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	12,805	12,536
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (c)	2,250	2,347
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	9,774
		54,104
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,032
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (d)	2,700	2,737
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,279
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,093
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,264
5% 7/1/15	2,740	2,927
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,751
0% 9/1/13 (AMBAC Insured)	1,400	1,283
		20,366
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,373
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,125
6% 7/1/38	1,800	1,900
		8,398
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.7%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	$ 4,000	$ 4,499
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,075	4,109
(Univ. of Maryland Med. Sys. Proj.):
Series 2005, 4% 7/1/11 (AMBAC Insured)	1,000	1,007
Series 2008 F:
4% 7/1/11	2,000	2,014
5% 7/1/12	1,000	1,043
5% 7/1/17	1,190	1,289
5% 7/1/18	2,500	2,673
Series 2010, 5.125% 7/1/39	3,600	3,297
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,775	1,863
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	2,625	2,824
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	584
5% 4/1/16	1,665	1,875
		27,077
Massachusetts - 2.4%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	2,894
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,117
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	115	120
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	730
5% 1/1/13	750	782
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(c)	3,000	3,234
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (d)	11,400	12,178
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	2,000	2,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (d)	$ 1,800	$ 1,977
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (d)	5,900	6,518
Series 2007 B, 5% 11/1/15	7,000	7,992
Series 2007 C:
5.25% 8/1/22	3,300	3,633
5.25% 8/1/23	1,600	1,747
5.25% 8/1/24	4,000	4,344
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.):
Series 2008 E1, 5.125% 7/1/33	2,000	1,764
Series 2008 E2:
5% 7/1/11	3,000	3,022
5% 7/1/12	2,075	2,138
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	7,984
5% 7/1/21	4,700	4,953
Bonds:
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (b)	2,045	2,198
5%, tender 7/1/15 (b)	7,000	7,641
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (b)	1,800	1,868
Series 2009 T1, 4.125%, tender 2/16/12 (b)	2,900	2,993
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (c)	1,000	990
5.5% 1/1/14 (AMBAC Insured) (c)	1,000	953
5.5% 1/1/17 (AMBAC Insured) (c)	4,040	3,639
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,516
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,207
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		97,301
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - 2.2%
Big Rapids Pub. School District Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,003
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,192
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,364
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,029
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,555
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,241
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,783
Series 2006 D, 0.803% 7/1/32 (b)	5,540	3,841
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,741
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	5,825
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,329
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,412
5% 12/1/15	665	733
Kalamazoo Pub. Schools Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,742
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,542
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,640	2,690
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (d)	160	164
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,688
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,020
5.5% 3/1/17	1,885	1,913
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,014
Series 2008 A:
5% 5/15/12	1,250	1,300
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5% 5/15/13	$ 1,500	$ 1,598
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	1,957
(Trinity Health Sys. Proj.):
Series 2006 A, 5% 12/1/26	1,200	1,163
Series 2008 A, 6.5% 12/1/33	5,500	5,783
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (b)	10,000	10,317
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500	1,468
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,271
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (d)	1,025	1,121
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,086
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,945
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,224
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,039
4% 1/1/14	1,100	1,154
5% 1/1/15	1,585	1,719
		89,966
Minnesota - 0.7%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	564
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (c)	1,000	1,061
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,325
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,403
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	5,834
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	$ 4,115	$ 4,446
5% 1/1/20	4,500	4,819
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	409
5% 5/15/13	395	409
5% 5/15/14	250	260
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,365	1,341
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,640
5.5% 7/1/18	1,400	1,519
		29,030
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,358
5% 8/15/13	1,500	1,576
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,317
		4,251
Missouri - 0.3%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,040
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (d)	1,000	1,071
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,059
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,081
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	387
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100) (d)	1,945	2,097
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	2,425	2,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (c)	$ 1,500	$ 1,601
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,960
		12,450
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	7,400	7,169
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,652
(Immanuel Med. Ctr. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,421
		5,073
Nevada - 0.7%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (c)	1,500	1,529
5.375% 7/1/20 (AMBAC Insured) (c)	1,100	1,108
Series 2008 E, 5% 7/1/11	5,000	5,047
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,260
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (d)	1,000	1,059
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,450
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,058
5% 7/1/14	1,000	1,058
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,433
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,537
		26,539
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	$ 600	$ 599
New Jersey - 2.2%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,746
Series 2005 B, 5% 2/15/13	2,210	2,249
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,592
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,020
5.25% 6/15/21	4,500	4,767
5.25% 6/15/22	10,585	11,064
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2010 A, 1.2%, tender 12/1/11 (b)(c)	8,000	8,000
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,627
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (Escrowed to Maturity) (d)	1,385	1,398
Series 2005 O:
5.25% 3/1/15	3,000	3,257
5.25% 3/1/21	6,500	6,675
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,232
5.25% 3/1/23	1,500	1,521
5.25% 3/1/24	5,550	5,600
5.25% 3/1/25	4,200	4,240
5.25% 3/1/26	4,700	4,734
Series 2008 Y:
5% 9/1/11	1,000	1,019
5% 9/1/12	2,545	2,708
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,190
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (d)	3,735	4,215
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (d)	6,420	7,212
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,283
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,028
		89,377
New Mexico - 1.0%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	27,968
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,332
4% 9/1/16	3,000	3,195
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	2,200	1,963
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,233
		41,691
New York - 15.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,183
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,961
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured)	1,070	1,061
5.75% 7/1/40	1,000	955
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,084
5.75% 5/1/22	2,240	2,310
Series 2004:
5.75% 5/1/17	2,895	3,160
5.75% 5/1/19 (FSA Insured)	5,590	6,000
5.75% 5/1/22 (FSA Insured)	8,525	8,957
5.75% 5/1/25 (FSA Insured)	1,715	1,786
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5% 6/1/11	1,075	1,082
Series 2008 A, 6% 5/1/33	6,000	6,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,031
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	2,495	2,639
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	156
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	845	856
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (d)	600	623
Series 2002 C, 5.5% 8/1/13	2,000	2,156
Series 2005 F1, 5.25% 9/1/14	3,600	4,039
Series 2005 G, 5% 8/1/14	6,500	7,226
Series 2005 J, 5% 3/1/12	3,020	3,143
Series 2005 K, 5% 8/1/11	3,295	3,344
Series 2008 E, 5% 8/1/13	11,760	12,834
Series 2010 C, 5% 8/1/14	10,000	11,116
Series 2010 E, 5% 8/1/16	11,210	12,628
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series FF 2, 5.5% 6/15/40	800	816
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	4,876
Series 2009 S2, 6% 7/15/38	7,000	7,344
Series 2009 S3, 5.25% 1/15/34	20,000	20,112
Series 2009 S4, 5.75% 1/15/39	6,400	6,606
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	9,240	9,499
6% 11/1/28 (a)	40,925	42,185
Series 2010 B, 5% 11/1/20	37,195	41,237
Series 2010 D:
5% 11/1/15	1,475	1,681
5% 11/1/16	9,410	10,816
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,788
Series 2009 A:
5% 3/15/17	9,975	11,362
5% 3/15/19	11,040	12,457
Series 2009 D, 5% 6/15/13	28,070	30,513
Series 2010 A:
5% 2/15/19	1,000	1,127
5% 2/15/20	3,000	3,357
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	$ 7,705	$ 8,077
Series A:
5.75% 7/1/13	2,720	2,853
5.75% 7/1/13 (AMBAC Insured)	875	918
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/12	6,855	7,080
5% 2/15/13	6,545	6,967
5% 8/15/13	7,390	7,993
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,320
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	890
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,754
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,105
Series 2009 A:
5% 7/1/20	5,000	5,439
5% 7/1/21	12,335	13,328
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,587
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,676
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	9,600	10,214
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,626
Series 2005 C, 5.25% 11/15/14	1,000	1,107
Series 2008 C, 6.5% 11/15/28	11,300	12,369
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(c)	28,100	28,164
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,085
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,178
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,697
5% 4/1/14	1,500	1,655
Series 2010 A, 5% 4/1/23	8,195	8,758
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	$ 1,685	$ 1,789
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	4,085	4,275
Series 2008 D, 5% 1/1/13	9,500	10,112
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(c)	3,000	3,050
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (d)	6,700	7,066
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,269
5.25% 6/1/22 (AMBAC Insured)	9,450	9,709
5.5% 6/1/14	1,215	1,219
5.5% 6/1/15	5,780	5,798
5.5% 6/1/16	20,000	20,059
5.5% 6/1/17	1,900	1,908
5.5% 6/1/19	1,000	1,046
Series 2003B 1C:
5.5% 6/1/14	3,505	3,517
5.5% 6/1/15	4,900	4,916
5.5% 6/1/16	1,600	1,610
5.5% 6/1/17	7,950	7,985
5.5% 6/1/18	17,165	17,658
5.5% 6/1/19	4,700	4,917
5.5% 6/1/20	800	834
5.5% 6/1/22	600	621
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,029
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (d)	9,100	10,412
		612,123
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (c)	$ 1,215	$ 1,217
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	4,100	4,272
		5,489
North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,719
5.25% 6/1/20 (AMBAC Insured)	1,520	1,610
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,532
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,226
Series 2003, 5% 11/1/12 (FSA Insured)	1,300	1,366
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,518
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/15	1,250	1,366
5% 1/1/16	3,000	3,294
5% 1/1/20	2,110	2,213
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,545
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,378
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,273
5% 6/1/22	4,000	4,152
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,684
		32,876
North Dakota - 0.2%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (Pre-Refunded to 6/1/12 @ 100) (d)	3,685	3,905
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - continued
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	$ 1,000	$ 1,024
5% 7/1/14	1,000	1,046
		5,975
Ohio - 2.9%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,717
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,374
6% 6/1/42	1,500	1,029
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,494
Franklin County Hosp. Rev. Series 2001, 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (d)	2,000	2,028
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (d)	1,060	1,097
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (d)	600	614
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	4,760
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (b)	3,380	3,454
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,324
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,339
5% 10/1/22	2,000	2,126
5% 10/1/23	3,000	3,165
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	3,960
Series 2010 B, 4% 9/15/15	2,830	3,083
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,787
5% 8/1/16	3,480	3,961
Series 2010 B, 5% 8/1/15	15,775	17,816
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	$ 2,100	$ 2,035
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	4,853
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,868
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.):
Series 2009 A, 5.875%, tender 6/1/16 (b)	5,900	6,255
Series 2010 C, 2.25%, tender 4/1/11 (b)	4,000	4,000
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(c)	15,000	16,046
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	26
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (d)	975	1,032
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	500	505
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	1,220	1,247
5.75% 12/1/35	5,200	4,931
		115,926
Oklahoma - 1.1%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (d)	1,000	997
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,122
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,355	7,415
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,320
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,654
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,315
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,573
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B: - continued
5% 8/15/13	$ 1,260	$ 1,367
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,363
5% 1/1/22 (FSA Insured)	12,455	13,470
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,438
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,080
5% 12/15/14	850	929
		42,043
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,785
Pennsylvania - 3.6%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,500	3,608
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,210	1,228
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,697
Series 2008 B:
5% 6/15/11	1,800	1,816
5% 6/15/12	2,000	2,092
5% 6/15/13	2,000	2,146
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,379
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,136
5% 12/15/13	1,155	1,174
Series 2006 B, 5% 12/15/13	3,115	3,167
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	175	180
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Hosp. Rev.: - continued
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (d)	$ 380	$ 402
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	2,863
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,515
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,923
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,615
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,256
Series 2009 A, 5% 6/1/17	2,925	3,108
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (c)	1,300	1,314
6.5% 11/1/16 (c)	1,100	1,114
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (d)	1,745	2,025
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,194
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,933
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	8,534
Series 2009 B, 5% 12/1/16	12,500	13,956
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,777
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,084
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,025
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,711
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	$ 700	$ 712
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,100	2,100
Series 2010 C:
5% 9/1/20	14,000	14,445
5% 9/1/21	6,000	6,144
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,248
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,033
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,984
Series 2010 A:
5% 9/1/19 (Assured Guaranty Corp. Insured)	1,500	1,645
5% 9/1/20 (Assured Guaranty Corp. Insured)	1,000	1,087
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,503
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,804
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,442
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,160
		145,725
Puerto Rico - 0.1%
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	5,226
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,131
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	645
		2,776
South Carolina - 0.6%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	1,765	1,784
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	$ 2,310	$ 2,394
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/11 (AMBAC Insured)	1,565	1,565
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,500
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	785
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,145
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	1,935	2,041
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,019
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,412
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,444
Sumter Two School Facilities, Inc. Rev. Series 2007:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,229
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,451
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,789
		23,558
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	408
5.25% 11/1/18	1,000	1,074
		1,482
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/11	3,270	3,357
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,524
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,261
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.: - continued
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,240	$ 1,301
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,792
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A:
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,864
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,165
Series 2010 B, 5.625% 7/1/20 (c)	5,000	5,278
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,734
4.75% 7/1/15	3,560	3,897
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,674
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,490
		45,337
Texas - 10.2%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,877
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,368
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	819
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,787
6% 1/1/18	1,000	995
6% 1/1/19	1,335	1,311
Austin Elec. Util. Sys. Rev.:
0% 11/15/12 (AMBAC Insured)	5,645	5,494
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,504
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,571
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,599
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A: - continued
5% 11/15/17	$ 1,375	$ 1,558
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,120
5.25% 2/15/42	6,000	6,096
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,367
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,132
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	183
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (d)	1,190	1,253
5.375% 5/1/16 (FSA Insured)	185	193
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (d)	1,240	1,306
5.375% 5/1/17 (FSA Insured)	195	202
Birdville Independent School District Series 1999, 0% 2/15/12	4,150	4,129
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,310
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,093
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,518
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,765
5% 8/15/13	9,575	10,089
Clint Independent School District Series 2003:
5.5% 8/15/18	190	199
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (d)	810	866
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (d)	1,500	1,570
Series A, 0% 2/15/16	3,640	3,231
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008:
5.25% 12/1/43	2,555	2,527
5.25% 12/1/48	19,160	18,789
5.25% 12/1/38	6,700	6,737
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,523
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.: - continued
Series 2009 A:
5% 11/1/16	$ 3,000	$ 3,325
5% 11/1/21	1,500	1,551
Series 2009, 5% 11/1/19	1,000	1,083
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,036
Series 2008, 6.375% 2/15/34	1,300	1,474
Dallas Wtrwks. & Swr. Sys. Rev. Series 2010, 5% 10/1/39	15,750	15,785
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,715
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,560
Series 2009, 5% 2/15/17	1,220	1,396
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,624
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,050
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,238
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,922
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2009, 5% 10/1/19	1,260	1,319
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,375
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,263
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,021
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,594
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (d)	1,000	1,046
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (d)	1,140	1,193
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (c)	3,300	3,308
Series A, 5.5% 7/1/39	6,000	5,965
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,676
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Independent School District: - continued
0% 8/15/15	$ 2,000	$ 1,825
Houston Util. Sys. Rev.:
Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (b)	7,200	7,238
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,814
Houston Wtr. & Swr. Sys. Rev. Series C, 0% 12/1/11 (AMBAC Insured)	8,250	8,223
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,109
0% 2/15/17	1,400	1,183
Series 2009, 4% 2/15/14	410	440
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	5,055
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,185
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	919
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,574
0% 8/15/17	1,020	843
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,480
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,594
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,469
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,654
Series 2010:
5% 5/15/14	6,000	6,619
5% 5/15/15	2,475	2,762
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21	2,405	2,529
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,067
Mansfield Independent School District:
5.5% 2/15/13	230	231
5.5% 2/15/14	330	331
5.5% 2/15/15	25	26
5.5% 2/15/16	35	36
5.5% 2/15/18	145	145
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District: - continued
5.5% 2/15/19	$ 370	$ 371
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Bonds (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (b)	7,000	7,031
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,033
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	535
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (d)	3,480	3,646
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,546
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,265
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (d)	2,520	2,859
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (d)	1,100	1,239
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,371
Northside Independent School District:
Bonds Series 2009, 2.1%, tender 6/1/11 (b)	7,000	7,013
Series A:
5.25% 2/15/17	725	747
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (d)	2,250	2,346
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,258
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,654
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	7,729
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,061
Rockwall Independent School District Series 2002:
5.375% 2/15/17	20	21
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District Series 2002: - continued
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (d)	$ 1,025	$ 1,070
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (d)	1,345	1,404
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (d)	1,000	1,066
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (d)	1,050	1,119
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (c)	2,165	2,309
San Antonio Elec. & Gas Sys. Rev.:
Series 2002, 5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (d)	2,505	2,606
5.375% 2/1/17	3,140	3,248
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (d)	355	369
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,867
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,022
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,591
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (d)	3,650	4,149
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,382
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,109
Series 2009:
5% 10/1/19	3,045	3,411
5% 10/1/20	2,180	2,415
Series 2010, 5% 10/1/35	1,300	1,282
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,634
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,277
5% 11/15/14	2,005	2,203
5% 11/15/15	1,880	2,075
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009: - continued
5.75% 11/15/24	$ 4,700	$ 4,915
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,504
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,942
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/17	3,660	4,229
0% 10/1/13	8,900	8,535
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	6,848
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,064
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,424
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,087
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	9,450
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,090
5.625% 7/15/21	835	837
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,866
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,131
Waller Independent School District:
5.5% 2/15/26	3,220	3,489
5.5% 2/15/33	4,160	4,360
5.5% 2/15/37	4,820	4,961
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,384
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,274
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	695
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Ysleta Independent School District:
Series 1993, 0% 8/15/11	$ 1,100	$ 1,099
Series 2005, 5% 8/15/23	1,745	1,856
		411,351
Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,454
5% 8/15/18	2,500	2,698
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,079
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,290
		17,521
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,205
6.125% 12/1/27 (AMBAC Insured)	2,800	2,835
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,047
5% 12/1/14 (FSA Insured)	1,200	1,283
5% 12/1/15 (FSA Insured)	1,000	1,073
		7,443
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,453
5% 10/1/14	3,000	3,224
		6,677
Virginia - 0.8%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(c)	7,500	7,615
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	2,200	2,241
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	12,000	12,891
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Peninsula Port Auth. Coal Term. Rev. Bonds (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (b)	$ 5,000	$ 5,067
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,629
		30,443
Washington - 2.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,496
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,256
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,062
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(c)	1,000	1,074
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,133
Energy Northwest Elec. Rev. (#1 Proj.) Series 2002 B, 6% 7/1/17	4,000	4,237
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	151
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (d)	1,855	1,991
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,066
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,871
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	12,697
Series 2009, 5.25% 1/1/42	1,900	1,903
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,428
5% 12/1/19	1,385	1,547
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,078
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,415	$ 6,360
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,666
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Escrowed to Maturity) (d)	2,025	2,003
Series R 97A, 0% 7/1/19 (Escrowed to Maturity) (d)	3,440	2,653
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,695
5% 8/15/16	2,500	2,684
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,063
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,132
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,377
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,009
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B, 0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,945
		85,640
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (d)	1,100	968
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,589
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,379
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,090
		7,026
Wisconsin - 0.6%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (d)	1,195	1,244
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (d)	1,300	1,387
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	$ 60	$ 62
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (d)	970	1,004
Wisconsin Gen. Oblig.:
Series 2000 D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (d)	1,000	1,004
Series 2008 D, 5.5% 5/1/26	1,100	1,197
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,577
5.75% 7/1/30	2,000	1,915
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,057
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	874
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (d)	1,760	1,859
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (d)	1,000	1,059
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (d)	1,000	1,059
Series 2003 A, 5.5% 8/15/14	1,775	1,849
Series 2006 A, 5% 8/15/12	4,795	4,888
		22,035
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	4,050	4,119
TOTAL MUNICIPAL BONDS (Cost $3,869,716)		3,922,356
Municipal Notes - 0.4%

Florida - 0.3%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	10,600	10,792
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 0.1%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (Pennsylvania Elec. Co. Proj.) 2.25% tender 4/1/11, CP mode	$ 6,000	$ 6,000
TOTAL MUNICIPAL NOTES (Cost $16,600)		16,792
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $3,886,316)		3,939,148
NET OTHER ASSETS (LIABILITIES) - 2.1%		83,925
NET ASSETS - 100%		$ 4,023,073
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $3,886,226,000. Net unrealized appreciation aggregated $52,922,000, of which $96,879,000 related to appreciated investment securities and $43,957,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Income Fund

March 31, 2011

1.799874.107

FSN-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 39.2%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 1.4%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 10,541	$ 21,147
Hotels, Restaurants & Leisure - 0.0%
MGM Mirage, Inc. 4.25% 4/15/15 (f)		4,075	4,253
TOTAL CONSUMER DISCRETIONARY			25,400
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,080	2,070
Oil, Gas & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. 2.375% 4/15/15		15,010	20,313
Chesapeake Energy Corp.:
2.5% 5/15/37		20,560	22,176
2.5% 5/15/37		3,720	3,966
			46,455
TOTAL ENERGY			48,525
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)		12,700	15,860
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		23,100	23,216
TOTAL CONVERTIBLE BONDS			113,001
Nonconvertible Bonds - 37.8%
CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.5%
Affinia Group, Inc.:
9% 11/30/14		3,480	3,567
9% 11/30/14 (f)		1,975	2,029
10.75% 8/15/16 (f)		1,593	1,792
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,610	1,727
Dana Holding Corp.:
6.5% 2/15/19		2,040	2,020
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Dana Holding Corp.: - continued
6.75% 2/15/21		$ 1,360	$ 1,353
Exide Technologies 8.625% 2/1/18 (f)		1,860	1,986
Lear Corp.:
7.875% 3/15/18		1,240	1,349
8.125% 3/15/20		1,375	1,506
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		2,210	2,508
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,080	2,267
Tenneco, Inc.:
6.875% 12/15/20		5,580	5,720
7.75% 8/15/18		1,360	1,459
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		3,845	4,335
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		4,405	4,868
TRW Automotive, Inc.:
7% 3/15/14 (f)		280	305
7.25% 3/15/17 (f)		200	220
8.875% 12/1/17 (f)		1,385	1,551
			40,562
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28 (c)		8,668	2,427
7.125% 7/15/13 (c)		1,455	411
7.2% 1/15/49 (c)		3,635	1,091
7.4% 9/1/25 (c)		455	127
7.7% 4/15/16 (c)		6,455	1,824
8.25% 7/15/23 (c)		4,400	1,254
8.375% 7/15/33 (c)		6,365	1,894
			9,028
Distributors - 0.1%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (f)		4,035	3,944
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		850	867
Hotels, Restaurants & Leisure - 1.5%
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (f)		4,755	4,910
11.5% 1/15/17 pay-in-kind (f)(l)		7,595	7,672
DineEquity, Inc. 9.5% 10/30/18 (f)		2,155	2,338
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Dunkin Finance Corp. 9.625% 12/1/18 (f)		$ 1,629	$ 1,662
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		3,930	4,254
Harrah's Operating Co., Inc. 11.25% 6/1/17		8,020	9,083
Landry's Restaurants, Inc.:
11.625% 12/1/15		1,235	1,328
11.625% 12/1/15 (f)		890	957
MCE Finance Ltd. 10.25% 5/15/18		6,970	7,981
MGM Mirage, Inc.:
5.875% 2/27/14		3,265	3,134
6.625% 7/15/15		3,970	3,772
6.75% 4/1/13		2,905	2,923
6.875% 4/1/16		1,270	1,175
7.5% 6/1/16		1,390	1,310
7.625% 1/15/17		2,260	2,147
10.375% 5/15/14		1,235	1,414
11.125% 11/15/17		10,835	12,433
MGM Resorts International:
9% 3/15/20		3,120	3,432
10% 11/1/16 (f)		4,975	5,249
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,740	2,014
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		2,470	2,643
NCL Corp. Ltd. 9.5% 11/15/18 (f)		1,310	1,382
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		995	1,017
Roadhouse Financing, Inc. 10.75% 10/15/17 (f)		4,725	5,103
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,380	883
Station Casinos, Inc.:
6% 4/1/12 (c)		7,970	1
6.5% 2/1/14 (c)		9,994	25
6.625% 3/15/18 (c)		10,340	26
6.875% 3/1/16 (c)		10,977	27
7.75% 8/15/16 (c)		12,080	1
Town Sports International Holdings, Inc. 11% 2/1/14		5,231	5,309
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		13,300	14,480
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (c)		$ 770	$ 377
12.75% 1/15/13 (c)		1,435	2
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		813	443
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		15,965	16,983
			127,890
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		2,685	2,907
Jarden Corp. 6.125% 11/15/22		2,905	2,847
K. Hovnanian Enterprises, Inc.:
10.625% 10/15/16		5,455	5,850
11.875% 10/15/15		1,480	1,413
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		5,840	6,409
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (f)		2,550	2,598
9% 4/15/19 (f)		2,920	3,008
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,257	1,408
			26,440
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (f)		6,855	7,438
Eastman Kodak Co. 10.625% 3/15/19 (f)		3,065	3,065
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,345	1,506
			12,009
Media - 1.5%
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		2,035	2,142
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		8,360	8,694
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		5,937	7,109
Checkout Holding Corp. 0% 11/15/15 (f)		2,990	1,951
Clear Channel Communications, Inc.:
4.9% 5/15/15		290	248
5.5% 12/15/16		1,595	1,160
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.: - continued
6.875% 6/15/18		$ 1,075	$ 758
9% 3/1/21 (f)		4,575	4,575
10.75% 8/1/16		5,845	5,538
11% 8/1/16 pay-in-kind (l)		4,041	3,738
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17		1,330	1,453
Series B, 9.25% 12/15/17		11,720	12,848
EchoStar Communications Corp. 7.125% 2/1/16		10,835	11,512
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)		11,300	11,865
Gray Television, Inc. 10.5% 6/29/15		1,790	1,893
Interpublic Group of Companies, Inc. 10% 7/15/17		2,105	2,510
Kabel BW Erste Beteiligungs GmbH 7.5% 3/15/19 (f)		1,115	1,140
Liberty Media Corp.:
8.25% 2/1/30		1,960	1,906
8.5% 7/15/29		1,730	1,695
MDC Partners, Inc. 11% 11/1/16		755	846
MediMedia USA, Inc. 11.375% 11/15/14 (f)		770	685
Net Servicos de Comunicacao SA 7.5% 1/27/20		2,650	3,048
ONO Finance II PLC 10.875% 7/15/19 (f)		1,015	1,086
Rainbow National Services LLC:
8.75% 9/1/12 (f)		4,230	4,241
10.375% 9/1/14 (f)		6,430	6,655
Sinclair Television Group, Inc. 8.375% 10/15/18 (f)		3,175	3,358
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		5,400	5,508
Univision Communications, Inc. 12% 7/1/14 (f)		14,710	15,850
			124,012
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20 (f)		1,315	1,371
Claire's Escrow Corp. 8.875% 3/15/19 (f)		1,550	1,473
Michaels Stores, Inc. 7.75% 11/1/18 (f)		14,685	14,979
Sonic Automotive, Inc. 9% 3/15/18		8,155	8,644
			26,467
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		6,640	6,474
Levi Strauss & Co.:
7.625% 5/15/20		8,365	8,386
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Levi Strauss & Co.: - continued
8.875% 4/1/16		$ 1,535	$ 1,600
Polymer Group, Inc. 7.75% 2/1/19 (f)		1,370	1,418
			17,878
TOTAL CONSUMER DISCRETIONARY			389,097
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		705	731
16% 3/27/12		150	131
16% 3/27/12 (f)		4,802	4,183
			5,045
Food & Staples Retailing - 0.2%
BFF International Ltd. 7.25% 1/28/20 (f)		1,630	1,769
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		4,060	4,212
Rite Aid Corp.:
8% 8/15/20		6,605	6,985
9.5% 6/15/17		965	852
9.75% 6/12/16		3,290	3,652
10.25% 10/15/19		1,655	1,808
			19,278
Food Products - 0.4%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)		3,375	3,522
Darling International, Inc. 8.5% 12/15/18 (f)		1,020	1,116
Dean Foods Co. 9.75% 12/15/18 (f)		6,515	6,710
Gruma SAB de CV 7.75% (g)		2,585	2,585
Harbinger Group, Inc. 10.625% 11/15/15 (f)		2,390	2,462
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		520	5
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		4,120	4,790
Michael Foods Group, Inc. 9.75% 7/15/18 (f)		1,680	1,835
Smithfield Foods, Inc. 10% 7/15/14		4,705	5,564
			28,589
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,355	1,421
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - continued
NBTY, Inc. 9% 10/1/18 (f)		$ 4,475	$ 4,844
Revlon Consumer Products Corp. 9.75% 11/15/15		3,450	3,709
			9,974
TOTAL CONSUMER STAPLES			62,886
ENERGY - 5.6%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		2,280	2,405
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (f)		1,995	2,055
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		3,470	3,635
Pioneer Drilling Co. 9.875% 3/15/18		3,055	3,276
Pride International, Inc. 6.875% 8/15/20		2,775	3,146
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,450	1,530
			16,047
Oil, Gas & Consumable Fuels - 5.4%
Adaro Indonesia PT 7.625% 10/22/19 (f)		4,070	4,497
Arch Coal, Inc. 7.25% 10/1/20		1,470	1,575
Atlas Pipeline Partners LP 8.125% 12/15/15		7,235	7,529
ATP Oil & Gas Corp. 11.875% 5/1/15		29,260	30,723
Berry Petroleum Co.:
8.25% 11/1/16		2,670	2,817
10.25% 6/1/14		1,820	2,116
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (f)		3,125	3,313
Chaparral Energy, Inc. 9.875% 10/1/20 (f)		1,640	1,825
Chesapeake Energy Corp.:
6.5% 8/15/17		8,265	8,926
6.875% 11/15/20		17,670	19,084
7.25% 12/15/18		6,070	6,768
9.5% 2/15/15		4,445	5,512
Clayton Williams Energy, Inc. 7.75% 4/1/19 (f)		4,605	4,611
Concho Resources, Inc.:
7% 1/15/21		2,565	2,706
8.625% 10/1/17		1,850	2,040
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		3,990	4,229
CONSOL Energy, Inc.:
8% 4/1/17		5,825	6,393
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc.: - continued
8.25% 4/1/20		$ 5,980	$ 6,623
Continental Resources, Inc.:
7.125% 4/1/21		2,265	2,401
8.25% 10/1/19		770	839
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (f)		2,010	2,025
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18		4,375	4,782
Denbury Resources, Inc.:
8.25% 2/15/20		3,449	3,854
9.75% 3/1/16		1,310	1,477
Drummond Co., Inc.:
7.375% 2/15/16		3,455	3,559
9% 10/15/14 (f)		7,950	8,427
DTEK Finance BV 9.5% 4/28/15 (f)		2,885	3,054
Energy Partners Ltd. 8.25% 2/15/18 (f)		5,860	5,831
Energy Transfer Equity LP 7.5% 10/15/20		9,100	9,896
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17 (f)		11,470	12,273
EXCO Resources, Inc. 7.5% 9/15/18		5,700	5,786
Forest Oil Corp. 8% 12/15/11		190	197
Goodrich Petroleum Corp. 8.875% 3/15/19 (f)		3,050	3,042
International Coal Group, Inc. 9.125% 4/1/18		3,260	3,700
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		3,005	3,110
7% 5/5/20 (f)		2,780	2,995
8.375% 7/2/13 (f)		3,025	3,350
9.125% 7/2/18 (f)		3,595	4,345
11.75% 1/23/15 (f)		4,235	5,288
LINN Energy LLC:
7.75% 2/1/21 (f)		17,175	18,291
8.625% 4/15/20 (f)		12,975	14,402
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20		1,690	1,732
Naftogaz of Ukraine NJSC 9.5% 9/30/14		2,585	2,840
Newfield Exploration Co. 6.875% 2/1/20		11,450	12,023
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (f)		4,135	4,683
Pacific Rubiales Energy Corp. 8.75% 11/10/16		3,655	4,167
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pan American Energy LLC 7.875% 5/7/21 (f)		$ 1,795	$ 1,930
Peabody Energy Corp. 7.875% 11/1/26		5,250	5,913
Pemex Project Funding Master Trust 6.625% 6/15/35		3,715	3,739
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		2,875	2,990
8.375% 12/10/18		1,465	1,766
Petrohawk Energy Corp. 7.875% 6/1/15		15,785	16,732
Petroleos de Venezuela SA:
4.9% 10/28/14		8,825	6,486
5.25% 4/12/17		9,170	5,548
5.375% 4/12/27		34,680	16,300
5.5% 4/12/37		6,925	3,168
8% 11/17/13 (f)		2,270	2,105
12.75% 2/17/22 (f)		16,490	12,994
Petroleos Mexicanos:
5.5% 1/21/21		2,865	2,911
6% 3/5/20		2,680	2,841
6.625% (f)(g)		8,200	8,139
8% 5/3/19		2,420	2,904
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		3,440	3,492
Petroleum Development Corp. 12% 2/15/18		3,785	4,291
Pioneer Natural Resources Co. 7.5% 1/15/20		7,405	8,312
Plains Exploration & Production Co. 10% 3/1/16		8,015	9,006
Quicksilver Resources, Inc. 11.75% 1/1/16		4,200	4,893
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		5,780	6,112
Rosetta Resources, Inc. 9.5% 4/15/18		3,220	3,590
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,482
Southwestern Energy Co. 7.5% 2/1/18		2,145	2,435
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (f)		2,425	2,401
11.25% 7/15/17		3,605	4,182
Teekay Corp. 8.5% 1/15/20		3,285	3,560
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,416
7.5% 4/1/17		4,605	5,467
7.625% 4/1/37		1,550	1,828
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tennessee Gas Pipeline Co.: - continued
8.375% 6/15/32		$ 1,570	$ 1,943
TNK-BP Finance SA 7.5% 7/18/16		3,140	3,521
Venoco, Inc.:
8.875% 2/15/19 (f)		6,215	6,199
11.5% 10/1/17		4,610	5,106
W&T Offshore, Inc. 8.25% 6/15/14 (f)		4,750	4,916
YPF SA 10% 11/2/28		2,605	3,028
			453,302
TOTAL ENERGY			469,349
FINANCIALS - 8.0%
Capital Markets - 0.2%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		5,130	5,521
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	1,010	1,660
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		3,245	3,359
UBS Warrant Programme 2.375% 1/21/13	EUR	2,500	3,529
			14,069
Commercial Banks - 2.5%
African Export-Import Bank 8.75% 11/13/14		3,805	4,243
Akbank T. A. S. 5.125% 7/22/15 (f)		3,070	3,085
Banco Bilbao Vizcaya Argentaria SA 3.5% 7/26/13	EUR	3,700	5,233
Banco Bradesco SA 5.9% 1/16/21 (f)		1,990	1,975
Banco Cruzeiro do Sul SA 8.25% 1/20/16 (f)		1,830	1,804
Banco de Credito del Peru:
4.75% 3/16/16 (f)		3,075	3,052
5.375% 9/16/20 (f)		1,820	1,727
Banco do Nordeste do Brasil SA 3.625% 11/9/15 (f)		1,775	1,737
Banco Industrial e Comercial SA 8.5% 4/27/20 (Reg. S)		725	750
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (f)		3,065	3,126
Banco Santander SA 4.375% 3/16/15	EUR	1,800	2,537
Banco Votorantim SA 5.25% 2/11/16 (f)		1,830	1,885
BanColombia SA:
4.25% 1/12/16 (f)		1,805	1,782
6.125% 7/26/20		1,785	1,798
Bbva Bancomer SA 4.5% 3/10/16 (f)		1,930	1,935
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
BBVA Paraguay SA 9.75% 2/11/16 (f)		$ 3,705	$ 4,038
CIT Group, Inc.:
7% 5/1/13		811	828
7% 5/1/14		2,319	2,354
7% 5/1/15		2,319	2,331
7% 5/1/16		20,015	20,015
7% 5/1/17		41,582	41,582
Commonwealth Bank of Australia 4.25% 4/6/18	EUR	5,800	8,187
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (f)		1,850	1,929
Development Bank of Philippines 8.375% (g)(l)		5,840	6,424
DnB NOR Bank ASA 4.375% 2/24/21	EUR	3,600	4,981
European Investment Bank 4.125% 12/7/17	GBP	8,400	13,901
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		18,840	19,099
Export-Import Bank of India 0.6913% 6/7/12 (l)	JPY	150,000	1,772
HSBK (Europe) BV:
7.25% 5/3/17 (f)		1,815	1,879
9.25% 10/16/13 (f)		7,350	8,103
Itau Unibanco Holding SA 5.75% 1/22/21 (f)		1,815	1,801
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (f)		1,790	1,810
Kazkommerts International BV 8.5% 4/16/13 (f)		1,795	1,849
Korea Development Bank 4% 9/9/16		1,850	1,865
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	4,750	6,427
RSHB Capital SA 9% 6/11/14 (f)		1,400	1,608
Societe Generale SCF 4.25% 2/3/23	EUR	3,700	5,204
Standard Bank PLC 8.75% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (l)		2,145	1,823
The State Export-Import Bank of Ukraine JSC 5.793% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		4,735	4,285
Trade & Development Bank of Mong LLC 8.5% 10/25/13		1,765	1,814
Turkiye Is Bankasi AS 5.1% 2/1/16 (f)		3,140	3,144
US Bank NA 4.375% 2/28/17 (l)	EUR	1,250	1,748
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		$ 2,660	$ 2,943
Wells Fargo & Co. 7.98% (g)(l)		1,675	1,826
			212,239
Consumer Finance - 2.2%
Ally Financial, Inc.:
3.512% 2/11/14 (l)		15,330	15,330
7.5% 9/15/20 (f)		17,025	18,075
8% 3/15/20		22,970	25,037
Ford Motor Credit Co. LLC:
6.625% 8/15/17		8,625	9,186
12% 5/15/15		10,075	12,695
General Motors Acceptance Corp.:
6.75% 12/1/14		10,540	11,093
8% 11/1/31		6,005	6,668
GMAC LLC:
6% 4/1/11		1,200	1,226
6.75% 12/1/14		3,485	3,659
8% 11/1/31		71,124	77,525
			180,494
Diversified Financial Services - 2.6%
Aquarius Investments Luxemburg 8.25% 2/18/16 (Reg. S)		2,965	3,054
Bank of America Corp.:
8% (g)(l)		4,410	4,730
8.125% (g)(l)		6,040	6,478
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		1,855	1,901
BP Capital Markets PLC 3.83% 10/6/17	EUR	4,900	6,854
Broadgate PLC 1.5575% 10/5/25 (l)	GBP	505	729
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18		2,635	2,806
8.125% 4/30/20		6,280	6,845
CDW LLC/CDW Finance Corp. 8% 12/15/18 (f)		4,870	5,199
City of Buenos Aires 12.5% 4/6/15 (f)		9,240	10,164
CM-CIC Covered Bonds 4.375% 3/17/21	EUR	1,400	1,984
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	192	$ 342
8.151% 12/31/30	GBP	390	769
European Community:
3.25% 4/4/18	EUR	13,600	19,006
3.375% 5/10/19	EUR	7,000	9,761
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (f)		1,825	1,896
FireKeepers Development Authority 13.875% 5/1/15 (f)		1,320	1,564
Greene King Finance PLC Series A1, 1.1856% 6/15/31 (l)	GBP	1,000	1,251
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		3,755	3,933
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		19,650	20,190
8% 1/15/18		25,680	26,386
Imperial Tobacco Finance 7.75% 6/24/19	GBP	1,100	2,055
Landrys Holdings, Inc. 11.5% 6/1/14 (f)		2,855	2,826
LBI Escrow Corp. 8% 11/1/17 (f)		5,305	5,836
Myriad International Holding BV 6.375% 7/28/17 (f)		2,970	3,141
NCO Group, Inc. 11.875% 11/15/14		1,985	1,717
Offshore Group Investment Ltd. 11.5% 8/1/15		7,520	8,328
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		2,805	3,050
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (f)		3,360	3,381
8.25% 2/15/21 (f)		9,500	9,405
SB Capital SA 5.4% 3/24/17 (Reg. S)		1,900	1,938
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (e)		2,030	2,076
TMK Capital SA:
7.75% 1/27/18		1,825	1,855
10% 7/29/11		4,100	4,190
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (f)		3,860	4,429
UPC Germany GmbH 8.125% 12/1/17 (f)		6,420	6,773
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (f)		2,130	2,159
WaMu Covered Bond Program 3.875% 9/27/11	EUR	530	756
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(l)		$ 14,509	$ 17,108
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		4,335	4,595
			221,460
Insurance - 0.0%
CNO Financial Group, Inc. 9% 1/15/18 (f)		2,620	2,777
USI Holdings Corp. 4.188% 11/15/14 (f)(l)		823	800
			3,577
Real Estate Investment Trusts - 0.2%
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (f)		7,545	7,734
7.5% 2/15/20		4,325	4,639
Senior Housing Properties Trust 8.625% 1/15/12		3,610	3,775
			16,148
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20		5,015	5,165
11.625% 6/15/17		5,340	6,301
Realogy Corp.:
7.875% 2/15/19 (f)		4,765	4,759
11.5% 4/15/17 (f)		1,981	2,065
12% 4/15/17 (f)		2,449	2,547
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		755	808
			21,645
TOTAL FINANCIALS			669,632
HEALTH CARE - 2.5%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP 7.75% 2/15/19 (f)		785	818
Health Care Providers & Services - 1.7%
Apria Healthcare Group, Inc. 11.25% 11/1/14		6,320	6,810
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,868
DaVita, Inc.:
6.375% 11/1/18		4,010	4,045
6.625% 11/1/20		3,470	3,513
Gentiva Health Services, Inc. 11.5% 9/1/18		5,050	5,707
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc. 7.75% 5/15/21 (f)		$ 27,580	$ 28,752
HCA, Inc.:
5.75% 3/15/14		2,795	2,837
6.25% 2/15/13		1,385	1,437
6.375% 1/15/15		910	930
6.5% 2/15/16		3,410	3,461
6.75% 7/15/13		1,390	1,461
7.25% 9/15/20		21,345	22,732
9.125% 11/15/14		6,635	6,967
9.25% 11/15/16		14,550	15,641
HealthSouth Corp. 8.125% 2/15/20		6,585	7,128
InVentiv Health, Inc. 10% 8/15/18 (f)		795	835
LifePoint Hospitals, Inc. 6.625% 10/1/20 (f)		3,620	3,729
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (f)		4,395	4,516
ResCare, Inc. 10.75% 1/15/19 (f)		2,445	2,659
Rotech Healthcare, Inc.:
10.5% 3/15/18 (f)		2,210	2,193
10.75% 10/15/15		3,655	3,993
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,080	1,137
Skilled Healthcare Group, Inc. 11% 1/15/14		1,660	1,706
UHS Escrow Corp. 7% 10/1/18 (f)		910	940
United Surgical Partners International, Inc. 8.875% 5/1/17		705	737
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 7.75% 2/1/19 (f)		3,755	3,816
Vanguard Health Systems, Inc. 0% 2/1/16 (f)		6,170	3,933
			143,483
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		4,340	4,568
Pharmaceuticals - 0.7%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		5,110	5,404
Giant Funding Corp. 8.25% 2/1/18 (f)		4,285	4,397
Leiner Health Products, Inc. 11% 6/1/12 (c)		2,435	122
Mylan, Inc.:
6% 11/15/18 (f)		9,900	9,937
7.625% 7/15/17 (f)		3,540	3,810
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc.: - continued
7.875% 7/15/20 (f)		$ 6,390	$ 6,949
Valeant Pharmaceuticals International:
6.75% 8/15/21 (f)		14,165	13,439
6.875% 12/1/18 (f)		14,230	13,945
7% 10/1/20 (f)		1,050	1,019
			59,022
TOTAL HEALTH CARE			207,891
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.1%
ADS Tactical, Inc. 11% 4/1/18 (f)		1,465	1,502
Alion Science & Technology Corp.:
10.25% 2/1/15		730	591
12% 11/1/14 pay-in-kind		1,296	1,337
DigitalGlobe, Inc. 10.5% 5/1/14		2,305	2,610
GeoEye, Inc. 9.625% 10/1/15		910	1,024
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (f)		1,485	1,543
7.125% 3/15/21 (f)		1,485	1,543
			10,150
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)		2,965	3,173
Airlines - 0.6%
Air Canada 9.25% 8/1/15 (f)		6,360	6,646
American Airlines, Inc. equipment trust certificate 13% 8/1/16		3,499	4,094
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		4,932	5,795
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		717	710
Continental Airlines, Inc. 7.25% 11/10/19		4,395	4,747
Delta Air Lines, Inc. 9.5% 9/15/14 (f)		1,213	1,289
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,645	7,893
8.021% 8/10/22		3,461	3,573
Northwest Airlines Corp. 10% 2/1/09 (a)		1,715	0
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		$ 1,250	$ 0
8.875% 6/1/06 (a)		1,240	0
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,904	1,961
8.028% 11/1/17		665	668
United Air Lines, Inc.:
9.875% 8/1/13 (f)		1,716	1,812
12% 11/1/13 (f)		3,030	3,280
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		6,991	7,934
			50,402
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13		9,602	10,155
Commercial Services & Supplies - 0.8%
ACCO Brands Corp. 10.625% 3/15/15		520	585
American Reprographics Co. 10.5% 12/15/16 (f)		4,135	4,404
Browning-Ferris Industries, Inc. 9.25% 5/1/21		250	322
Casella Waste Systems, Inc.:
7.75% 2/15/19 (f)		1,010	1,018
11% 7/15/14		1,275	1,444
Cenveo Corp. 10.5% 8/15/16 (f)		2,355	2,367
Covanta Holding Corp. 7.25% 12/1/20		4,475	4,683
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (f)		3,105	3,435
Garda World Security Corp. 9.75% 3/15/17 (f)		2,020	2,177
International Lease Finance Corp.:
6.75% 9/1/16 (f)		4,050	4,303
7.125% 9/1/18 (f)		8,100	8,687
8.25% 12/15/20		7,420	8,136
8.875% 9/15/15 (f)		7,205	7,889
9% 3/15/17 (f)		10,810	12,053
The Geo Group, Inc. 7.75% 10/15/17		2,520	2,684
United Rentals North America, Inc. 8.375% 9/15/20		6,305	6,589
			70,776
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
6% 4/5/23 (f)		$ 1,885	$ 1,883
7% 4/21/20 (f)		1,680	1,831
			3,714
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		610	629
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	878
			1,507
Industrial Conglomerates - 0.2%
Sequa Corp.:
11.75% 12/1/15 (f)		9,320	10,066
13.5% 12/1/15 pay-in-kind (f)		3,704	4,093
			14,159
Machinery - 0.2%
Accuride Corp. 9.5% 8/1/18		570	633
ArvinMeritor, Inc. 10.625% 3/15/18		1,895	2,137
Chart Industries, Inc. 9.125% 10/15/15		1,410	1,463
Cummins, Inc. 7.125% 3/1/28		1,825	2,023
Navistar International Corp. 8.25% 11/1/21		8,035	8,899
Terex Corp. 10.875% 6/1/16		4,115	4,794
			19,949
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,315	2,399
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (f)		3,870	3,885
8.875% 11/1/17		2,240	2,419
SCF Capital Ltd. 5.375% 10/27/17 (f)		1,700	1,670
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,570	2,598
			12,971
Road & Rail - 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
8.25% 1/15/19		9,095	9,482
9.625% 3/15/18		2,205	2,437
Georgian Railway Ltd. 9.875% 7/22/15		1,665	1,794
Hertz Corp. 6.75% 4/15/19 (f)		4,665	4,607
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern de Mexico, SA de CV:
6.625% 12/15/20 (f)		$ 1,815	$ 1,869
7.375% 6/1/14		1,500	1,560
12.5% 4/1/16		9,220	11,202
Swift Services Holdings, Inc. 10% 11/15/18 (f)		7,050	7,649
Western Express, Inc. 12.5% 4/15/15 (f)		5,280	5,075
			45,675
Trading Companies & Distributors - 0.2%
Aircastle Ltd. 9.75% 8/1/18		7,995	8,854
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (l)		8,931	9,444
			18,298
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		2,801	3,011
Trico Shipping AS 11.875% 11/1/14 (c)(f)		7,629	6,294
			9,305
TOTAL INDUSTRIALS			270,234
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.5%
Avaya, Inc.:
9.75% 11/1/15		5,570	5,654
10.125% 11/1/15 pay-in-kind (l)		3,700	3,774
Brocade Communications Systems, Inc.:
6.625% 1/15/18		1,010	1,068
6.875% 1/15/20		1,860	2,009
CommScope, Inc. 8.25% 1/15/19 (f)		4,705	4,922
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		2,770	2,860
Lucent Technologies, Inc.:
6.45% 3/15/29		18,085	15,553
6.5% 1/15/28		7,515	6,463
ViaSat, Inc. 8.875% 9/15/16		1,190	1,270
			43,573
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.2%
CDW Escrow Corp. 8.5% 4/1/19 (f)(i)		$ 8,605	$ 8,615
Seagate HDD Cayman 7.75% 12/15/18 (f)		8,150	8,415
			17,030
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18 (f)		1,925	2,069
Reddy Ice Corp.:
11.25% 3/15/15		4,145	4,321
13.25% 11/1/15		4,311	3,772
			10,162
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		7,325	7,948
IT Services - 0.3%
Ceridian Corp. 11.25% 11/15/15		3,575	3,718
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,600	2,815
7.875% 7/15/20		3,465	3,786
SunGard Data Systems, Inc. 7.375% 11/15/18 (f)		4,005	4,095
Telcordia Technologies, Inc. 11% 5/1/18 (f)		6,140	6,846
Unisys Corp.:
12.5% 1/15/16		2,625	2,947
12.75% 10/15/14 (f)		194	229
			24,436
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		1,440	1,483
8.125% 12/15/17		3,100	3,228
Amkor Technology, Inc. 7.375% 5/1/18		3,160	3,255
Freescale Semiconductor, Inc. 10.75% 8/1/20 (f)		3,130	3,513
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		9,740	10,933
Spansion LLC 11.25% 1/15/16 (c)(f)		3,550	864
STATS ChipPAC Ltd. 7.5% 8/12/15 (f)		1,740	1,892
Viasystems, Inc. 12% 1/15/15 (f)		3,575	4,040
			29,208
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		$ 790	$ 553
TOTAL INFORMATION TECHNOLOGY			132,910
MATERIALS - 2.4%
Chemicals - 0.6%
Ashland, Inc. 9.125% 6/1/17		2,000	2,300
Braskem Finance Ltd. 7% 5/7/20 (f)		2,935	3,170
Ferro Corp. 7.875% 8/15/18		3,875	4,108
Georgia Gulf Corp. 9% 1/15/17 (f)		9,670	10,600
Ineos Finance PLC 9% 5/15/15 (f)		2,410	2,603
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21 (f)		5,215	5,424
Nalco Co. 6.625% 1/15/19 (f)		5,675	5,838
NOVA Chemicals Corp.:
3.5678% 11/15/13 (l)		1,030	1,025
6.5% 1/15/12		4,615	4,742
OMNOVA Solutions, Inc. 7.875% 11/1/18 (f)		995	1,005
OXEA Finance & Cy SCA 9.5% 7/15/17 (f)		3,310	3,608
PolyOne Corp. 7.375% 9/15/20		1,645	1,731
Solutia, Inc.:
7.875% 3/15/20		1,955	2,131
8.75% 11/1/17		975	1,070
Sterling Chemicals, Inc. 10.25% 4/1/15		1,440	1,483
TPC Group LLC 8.25% 10/1/17 (f)		1,965	2,073
			52,911
Containers & Packaging - 0.4%
AEP Industries, Inc. 7.875% 3/15/13		920	919
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)		1,070	1,137
9.125% 10/15/20 (f)		4,020	4,362
Berry Plastics Corp.:
8.25% 11/15/15		4,100	4,356
9.75% 1/15/21 (f)		4,960	4,898
Berry Plastics Holding Corp. 4.1845% 9/15/14 (l)		505	475
BWAY Holding Co. 10% 6/15/18 (f)		2,265	2,492
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (f)(l)		2,075	2,137
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (f)		4,615	4,690
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Cork & Seal, Inc.:
7.375% 12/15/26		$ 3,950	$ 3,896
7.5% 12/15/96		4,010	3,208
			32,570
Metals & Mining - 1.0%
Aleris International, Inc.:
6% 6/1/20 (f)		30	30
9% 12/15/14 pay-in-kind (c)(l)		2,510	13
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		1,580	1,799
7.75% 11/3/20 (f)		2,420	2,592
Aperam:
7.375% 4/1/16 (f)		1,070	1,093
7.75% 4/1/18 (f)		880	903
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)		1,925	1,973
CSN Islands XII Corp. 7% (Reg. S) (g)		4,350	4,270
Edgen Murray Corp. 12.25% 1/15/15		7,655	7,521
Evraz Group SA:
8.25% 11/10/15 (f)		1,760	1,973
8.875% 4/24/13 (f)		5,775	6,338
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		2,910	2,910
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		6,525	6,639
6.875% 2/1/18 (f)		6,525	6,794
7% 11/1/15 (f)		8,250	8,590
McJunkin Red Man Corp. 9.5% 12/15/16 (f)		7,805	7,903
Metinvest BV 10.25% 5/20/15 (f)		2,780	3,072
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		3,825	3,944
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		3,110	3,328
RathGibson, Inc. 11.25% 2/15/14 (c)		2,458	0*
Severstal Columbus LLC 10.25% 2/15/18		6,220	6,858
Southern Copper Corp. 6.75% 4/16/40		4,095	4,140
Votorantim Cimentos SA 7.25% 4/5/41 (f)		1,820	1,809
			84,492
Paper & Forest Products - 0.4%
ABI Escrow Corp. 10.25% 10/15/18 (f)		16,865	18,636
Clearwater Paper Corp. 7.125% 11/1/18 (f)		1,100	1,147
Georgia-Pacific LLC 5.4% 11/1/20 (f)		5,860	5,794
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Glatfelter 7.125% 5/1/16		$ 510	$ 527
NewPage Corp.:
6.5544% 5/1/12 (l)		2,460	1,531
11.375% 12/31/14		4,155	4,160
Solo Cup Co. 8.5% 2/15/14		1,770	1,580
			33,375
TOTAL MATERIALS			203,348
TELECOMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 4.5%
Alestra SA de RL de CV 11.75% 8/11/14		4,095	4,745
Citizens Communications Co.:
7.125% 3/15/19		2,415	2,451
7.875% 1/15/27		2,505	2,386
9% 8/15/31		3,545	3,625
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		11,468	12,399
Frontier Communications Corp.:
8.25% 4/15/17		7,110	7,679
8.5% 4/15/20		18,935	20,497
8.75% 4/15/22		12,171	13,206
Global Crossing Ltd. 12% 9/15/15		12,035	13,690
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		1,760	1,932
Intelsat Bermuda Ltd.:
11.25% 2/4/17		19,214	20,943
11.5% 2/4/17 pay-in-kind (l)		25,349	27,392
Intelsat Ltd. 11.25% 6/15/16		20,070	21,425
Qwest Communications International, Inc. 7.125% 4/1/18		5,915	6,373
Qwest Corp. 8.375% 5/1/16		6,780	8,097
Sprint Capital Corp.:
6.875% 11/15/28		75,470	69,621
6.9% 5/1/19		13,254	13,685
8.75% 3/15/32		65,854	70,052
Telemar Norte Leste SA 5.5% 10/23/20 (f)		1,735	1,705
U.S. West Communications:
6.875% 9/15/33		2,265	2,268
7.25% 9/15/25		420	447
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Communications: - continued
7.25% 10/15/35		$ 1,205	$ 1,223
7.5% 6/15/23		360	362
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)		4,335	4,530
11.75% 7/15/17 (f)		39,970	46,165
			376,898
Wireless Telecommunication Services - 2.7%
Clearwire Escrow Corp. 12% 12/1/15 (f)		3,805	4,114
Digicel Group Ltd.:
8.25% 9/1/17 (f)		2,150	2,279
8.875% 1/15/15 (f)		19,575	20,358
9.125% 1/15/15 pay-in-kind (f)(l)		12,859	13,405
10.5% 4/15/18 (f)		27,765	31,791
12% 4/1/14 (f)		11,685	13,613
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)		3,755	4,037
9.5% 6/15/16		16,115	17,001
11.5% 6/15/16		4,145	4,435
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (f)(i)		10,020	10,058
7.5% 4/1/21 (f)(i)		15,490	15,587
MTS International Funding Ltd. 8.625% 6/22/20 (f)		3,795	4,336
NII Capital Corp.:
7.625% 4/1/21		7,890	8,048
10% 8/15/16		14,160	16,142
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		8,235	8,441
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		10,314	10,005
Sprint Nextel Corp. 6% 12/1/16		16,777	16,840
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		4,775	4,954
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		5,595	6,092
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (f)		$ 3,490	$ 3,612
7.748% 2/2/21 (f)		13,410	14,013
			229,161
TOTAL TELECOMMUNICATION SERVICES			606,059
UTILITIES - 1.9%
Electric Utilities - 0.4%
Aguila 3 SA 7.875% 1/31/18 (f)		2,520	2,583
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,700	3,152
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		1,625	1,682
Intergen NV 9% 6/30/17 (f)		15,930	17,165
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		5,225	5,891
7.75% 1/20/20 (f)		3,085	3,471
8% 8/7/19 (f)		2,055	2,332
National Power Corp. 6.875% 11/2/16 (f)		1,940	2,214
			38,490
Gas Utilities - 0.3%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,490	1,572
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	9,345
8% 3/1/32		6,265	7,640
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,210	2,276
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		4,220	4,157
			24,990
Independent Power Producers & Energy Traders - 1.2%
Calpine Corp. 7.875% 1/15/23 (f)		23,630	24,398
Energy Future Holdings Corp.:
10% 1/15/20		7,860	8,233
10.875% 11/1/17		13,229	11,079
12% 11/1/17 pay-in-kind (l)		12,036	9,384
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20		32,846	34,488
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		$ 2,505	$ 2,862
7.39% 12/2/24 (f)		2,565	2,927
TXU Corp.:
5.55% 11/15/14		3,130	2,050
6.5% 11/15/24		465	217
6.55% 11/15/34		5,975	2,749
			98,387
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (f)		1,705	1,752
TOTAL UTILITIES			163,619
TOTAL NONCONVERTIBLE BONDS			3,175,025
TOTAL CORPORATE BONDS (Cost $3,054,913)			3,288,026
U.S. Government and Government Agency Obligations - 22.8%

U.S. Government Agency Obligations - 2.4%
Fannie Mae:
0.375% 12/28/12		7,470	7,403
1.125% 7/30/12		1,410	1,420
1.25% 8/20/13		4,440	4,452
1.25% 2/27/14		1,919	1,912
Federal Home Loan Bank:
0.875% 8/22/12		4,870	4,888
0.875% 12/27/13		625	617
1% 3/27/13		10,820	10,844
1.875% 6/21/13		28,130	28,648
Freddie Mac:
0.375% 11/30/12		1,107	1,100
0.625% 12/28/12		72,530	72,356
1.375% 2/25/14		11,574	11,569
4.125% 12/21/12		3,730	3,943
4.5% 1/15/14		2,102	2,283
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		$ 15,888	$ 17,793
Private Export Funding Corp. secured:
4.974% 8/15/13		2,110	2,298
5.685% 5/15/12		1,765	1,869
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		432	457
Tennessee Valley Authority:
3.875% 2/15/21		12,880	12,906
5.25% 9/15/39		5,000	5,242
5.375% 4/1/56		6,100	6,441
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			198,441
U.S. Treasury Inflation Protected Obligations - 1.1%
U.S. Treasury Inflation-Indexed Bonds 2.125 2/15/41		12,090	12,798
U.S. Treasury Inflation-Indexed Notes 2.375% 4/15/11		78,263	78,520
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			91,318
U.S. Treasury Obligations - 17.4%
U.S. Treasury Bonds:
3.5% 2/15/39		43,735	36,635
3.875% 8/15/40		36,778	32,888
4.25% 11/15/40		17,344	16,572
4.375% 11/15/39		2,160	2,111
4.75% 2/15/41		71,989	74,779
5.25% 2/15/29		26,655	29,991
6.25% 8/15/23		17,000	21,088
7.5% 11/15/16		6,120	7,743
7.5% 11/15/24		9,329	12,861
7.875% 2/15/21		5,350	7,361
8% 11/15/21		7,600	10,601
9.875% 11/15/15		7,956	10,718
U.S. Treasury Notes:
0.625% 2/28/13		12,200	12,161
1.25% 2/15/14		31,775	31,768
1.25% 3/15/14		100,006	99,881
1.25% 10/31/15		15,650	15,079
1.5% 12/31/13		83,853	84,567
1.75% 4/15/13		79,328	80,766
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 4/30/14		$ 1,195	$ 1,215
1.875% 6/30/15		4,929	4,920
1.875% 9/30/17		27,900	26,357
2.125% 5/31/15		15,601	15,752
2.125% 2/29/16		131,084	130,449
2.25% 3/31/16		15,000	14,995
2.375% 8/31/14		20,300	20,876
2.375% 9/30/14 (k)		7,764	7,980
2.375% 10/31/14		19,649	20,176
2.5% 3/31/15		1,076	1,105
2.5% 4/30/15		21,941	22,512
2.625% 7/31/14		64,920	67,365
2.625% 8/15/20		930	871
2.625% 11/15/20		20,217	18,838
2.75% 11/30/16		10,000	10,127
2.75% 2/28/18		76,609	75,915
2.75% 2/15/19		14,902	14,539
2.875% 3/31/18		30,622	30,536
3% 2/28/17		15,000	15,328
3.125% 10/31/16		62,151	64,234
3.125% 1/31/17		25,536	26,312
3.125% 5/15/19		25,780	25,742
3.375% 6/30/13		22,261	23,473
3.5% 5/15/20		13,070	13,229
3.625% 8/15/19		10,795	11,144
3.625% 2/15/21		110,257	111,670
4.25% 11/15/17		40,210	43,776
4.5% 5/15/17		48,040	53,103
TOTAL U.S. TREASURY OBLIGATIONS			1,460,109
Other Government Related - 1.9%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (h)		2,494	2,540
Citibank NA:
1.75% 12/28/12 (FDIC Guaranteed) (h)		8,000	8,136
1.875% 5/7/12 (FDIC Guaranteed) (h)		19,000	19,292
1.875% 6/4/12 (FDIC Guaranteed) (h)		15,000	15,246
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (h)		16,000	16,293
1.875% 11/15/12 (FDIC Guaranteed) (h)		6,141	6,254
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Other Government Related - continued
Citigroup Funding, Inc.: - continued
2% 3/30/12 (FDIC Guaranteed) (h)		$ 8,000	$ 8,113
2.125% 7/12/12 (FDIC Guaranteed) (h)		1,406	1,435
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (h)		22,315	22,761
2.125% 12/21/12 (FDIC Guaranteed) (h)		12,000	12,276
2.625% 12/28/12 (FDIC Guaranteed) (h)		4,680	4,827
3% 12/9/11 (FDIC Guaranteed) (h)		3,120	3,178
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (h)		19,849	20,169
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (h)		5,210	5,326
3.125% 12/1/11 (FDIC Guaranteed) (h)		520	530
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.609% 12/7/20 (NCUA Guaranteed) (l)		4,813	4,818
Series 2011-R1 Class 1A, 0.709% 1/8/20 (NCUA Guaranteed) (l)		6,974	6,983
Series 2011-R4 Class 1A, 0.7225% 3/6/20 (NCUA Guaranteed) (l)		4,970	4,970
TOTAL OTHER GOVERNMENT RELATED			163,147
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,911,394)			1,913,015
U.S. Government Agency - Mortgage Securities - 4.6%

Fannie Mae - 3.5%
2.136% 11/1/35 (l)		819	845
2.204% 9/1/33 (l)		725	748
2.277% 11/1/33 (l)		162	168
2.481% 10/1/35 (l)		104	107
2.534% 1/1/35 (l)		389	405
2.544% 7/1/35 (l)		344	360
2.547% 2/1/34 (l)		490	512
2.588% 3/1/33 (l)		203	212
2.59% 6/1/36 (l)		54	56
2.628% 11/1/36 (l)		64	67
2.642% 7/1/35 (l)		444	468
2.658% 2/1/37 (l)		805	844
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
2.706% 5/1/35 (l)		$ 1,441	$ 1,515
2.837% 9/1/36 (l)		214	225
2.882% 6/1/47 (l)		209	219
3.112% 8/1/35 (l)		1,007	1,069
3.473% 3/1/40 (l)		4,923	5,114
3.5% 9/1/25 to 11/1/40		12,132	11,427
3.658% 3/1/40 (l)		2,842	2,951
3.691% 5/1/40 (l)		2,651	2,751
3.698% 5/1/40 (l)		3,161	3,294
3.74% 1/1/40 (l)		2,582	2,698
3.773% 2/1/36 (l)		150	157
3.79% 6/1/40 (l)		2,841	2,969
3.851% 7/1/40 (l)		1,746	1,804
3.869% 4/1/40 (l)		3,238	3,361
3.972% 11/1/39 (l)		2,437	2,556
3.979% 1/1/40 (l)		3,011	3,122
3.985% 4/1/40 (l)		3,319	3,450
4% 9/1/13		206	212
4.003% 1/1/40 (l)		1,543	1,601
4.013% 2/1/40 (l)		3,126	3,240
4.103% 1/1/40 (l)		2,297	2,387
4.23% 9/1/39 (l)		2,149	2,265
4.5% 4/1/41 (i)(j)		63,000	64,013
5% 2/1/14 to 4/1/22		447	476
5.195% 4/1/36 (l)		695	729
5.5% 10/1/20 to 4/1/21 (i)		8,469	9,171
5.5% 4/1/41 (i)(j)		70,000	74,796
5.5% 4/1/41 (i)(j)		70,000	74,796
5.835% 5/1/36 (l)		132	137
5.963% 3/1/37 (l)		117	126
6% 6/1/16 to 10/1/16		145	157
6% 4/1/41 (i)		1,500	1,630
6.5% 5/1/12 to 5/1/27		621	682
TOTAL FANNIE MAE			289,892
Freddie Mac - 0.6%
1.996% 3/1/35 (l)		224	230
2.075% 3/1/37 (l)		47	49
2.18% 5/1/37 (l)		132	137
2.256% 1/1/36 (l)		102	105
2.402% 6/1/33 (l)		425	443
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
2.489% 1/1/36 (l)		$ 359	$ 377
2.512% 12/1/33 (l)		848	889
2.514% 12/1/36 (l)		1,418	1,482
2.537% 10/1/35 (l)		468	489
2.54% 6/1/37 (l)		412	434
2.552% 5/1/37 (l)		1,330	1,399
2.556% 4/1/37 (l)		165	173
2.574% 5/1/37 (l)		814	852
2.615% 9/1/35 (l)		104	109
2.635% 7/1/35 (l)		456	476
2.682% 2/1/36 (l)		28	30
2.786% 1/1/35 (l)		1,157	1,216
2.863% 3/1/36 (l)		1,444	1,514
2.97% 10/1/36 (l)		534	559
3.021% 7/1/35 (l)		327	347
3.136% 5/1/37 (l)		118	124
3.329% 10/1/35 (l)		75	80
3.387% 1/1/37 (l)		422	442
3.679% 4/1/35 (l)		1,034	1,089
3.804% 4/1/40 (l)		2,690	2,785
3.92% 5/1/40 (l)		2,342	2,417
3.985% 3/1/40 (l)		2,751	2,864
4.021% 12/1/39 (l)		2,232	2,309
4.105% 12/1/39 (l)		1,454	1,508
4.5% 8/1/33		392	402
5.138% 4/1/35 (l)		52	55
5.5% 11/1/18 to 11/1/21 (i)		21,991	23,771
5.847% 6/1/37 (l)		52	55
5.942% 6/1/37 (l)		101	107
6.147% 7/1/36 (l)		174	183
6.316% 8/1/37 (l)		265	282
6.473% 2/1/37 (l)		104	109
6.5% 5/1/11 to 3/1/22		2,928	3,168
7.22% 4/1/37 (l)		8	8
TOTAL FREDDIE MAC			53,068
Ginnie Mae - 0.5%
4% 9/15/25		940	979
5.492% 4/20/60 (p)		8,148	8,753
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Ginnie Mae - continued
5.5% 2/20/60 (p)		$ 17,465	$ 18,780
5.691% 10/20/59 (p)		12,164	13,128
TOTAL GINNIE MAE			41,640
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $383,790)			384,600
Asset-Backed Securities - 0.1%

Amstel Corp. Loan Offering BV Series 2007-1 Class B, 1.461% 3/25/17 (l)	EUR	917	1,241
Auto ABS Compartiment Series 2006-1 Class B, 1.275% 7/25/17 (l)	EUR	500	687
Clock Finance BV Series 2007-1:
Class B2, 1.307% 2/25/15 (l)	EUR	600	807
Class C2, 1.487% 2/25/15 (l)	EUR	300	402
Geldilux Ltd. Series 2007-TS Class C, 1.497% 9/8/14 (l)	EUR	350	471
Leek Finance PLC:
Series 17X Class A2A, 0.9456% 12/21/37 (l)	GBP	129	195
Series 18X Class BC, 1.57% 9/21/38 (l)	EUR	600	741
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	88
TOTAL ASSET-BACKED SECURITIES (Cost $4,675)			4,632
Collateralized Mortgage Obligations - 1.4%

Private Sponsor - 0.0%
Gracechurch Mortgage Financing PLC Series 2006-1 Class C3, 1.348% 11/20/56 (l)	EUR	1,200	1,679
Granite Mortgages PLC 1.1256% 3/20/44 (l)	GBP	216	331
TOTAL PRIVATE SPONSOR			2,010
U.S. Government Agency - 1.4%
Fannie Mae sequential payer Series 2007-113 Class DB, 4.5% 12/25/22		4,590	4,881
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7495% 9/25/23 (l)		2,101	2,101
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2010-86 Class FE, 0.6995% 8/25/25 (l)		$ 3,041	$ 3,046
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		85	92
Series 2003-113 Class PE, 4% 11/25/18		1,360	1,430
Series 2003-70 Class BJ, 5% 7/25/33		815	832
Series 2004-80 Class LD, 4% 1/25/19		1,780	1,849
Series 2004-81 Class KD, 4.5% 7/25/18		3,071	3,215
Series 2005-52 Class PB, 6.5% 12/25/34		1,001	1,075
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		289	313
Series 2004-95 Class AN, 5.5% 1/25/25		1,014	1,084
Series 2005-117, Class JN, 4.5% 1/25/36		735	739
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,387
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		5,197	1,017
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		169	185
Series 2115 Class PE, 6% 1/15/14		43	45
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2630 Class FL, 0.755% 6/15/18 (l)		82	83
Series 3346 Class FA, 0.485% 2/15/19 (l)		10,136	10,147
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		320	344
Series 2381 Class OG, 5.5% 11/15/16		213	228
Series 2425 Class JH, 6% 3/15/17		400	433
Series 2628 Class OE, 4.5% 6/15/18		1,420	1,515
Series 2695 Class DG, 4% 10/15/18		3,475	3,660
Series 2831 Class PB, 5% 7/15/19		3,590	3,871
Series 2866 Class XE, 4% 12/15/18		5,369	5,592
Series 2996 Class MK, 5.5% 6/15/35		452	489
Series 3147 Class PF, 0.555% 4/15/36 (l)		4,385	4,363
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		511	560
Series 2570 Class CU, 4.5% 7/15/17		70	71
Series 2572 Class HK, 4% 2/15/17		52	52
Series 2627:
Class BG, 3.25% 6/15/17		57	58
Class KP, 2.87% 12/15/16		34	34
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2668 Class AZ, 4% 9/15/18		$ 3,009	$ 3,125
Series 2860 Class CP, 4% 10/15/17		31	31
Series 2887 Class EB, 4.5% 11/15/19		4,480	4,711
Series 2987 Class HE, 4.5% 6/15/20		3,940	4,167
Series 3372 Class BD, 4.5% 10/15/22		8,450	8,889
Series 2715 Class NG, 4.5% 12/15/18		1,000	1,072
Series 2863 Class DB, 4% 9/15/14		99	100
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.591% 7/20/60 (l)(p)		4,963	4,913
Series 2010-H18 Class AF, 0.5606% 9/1/60 (l)(p)		5,122	5,055
Series 2010-H19 Class FG, 0.56% 8/20/60 (l)(p)		6,535	6,450
Series 2011-H03 Class FA, 0.76% 1/20/61 (l)(p)		6,981	6,981
Series 2011-H05 Class FA, 0.76% 12/20/60 (l)(p)		3,111	3,099
Series 2011-H07 Class FA, 0.761% 3/1/61 (l)(p)		7,400	7,400
Series 2004-79 Class FA, 0.5535% 1/20/31 (l)		1,434	1,434
TOTAL U.S. GOVERNMENT AGENCY			113,218
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $113,556)			115,228
Commercial Mortgage Securities - 0.1%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.3269% 10/22/37 (l)	GBP	850	859
German Residential Asset Note Distributor PLC Series 1 Class A, 1.252% 7/20/16 (l)	EUR	1,079	1,447
London & Regional Debt Securitisation No. 1 PLC Class A, 0.9775% 10/15/14 (l)	GBP	550	820
REC Plantation Place Ltd. Series 5 Class A, 1.0031% 7/25/16 (Reg. S) (l)	GBP	774	1,156
Silver Maple Investment Co. Ltd. Class 2A, 1.217% 4/30/14 (l)	EUR	700	959
Skyline BV Series 2007-1 Class D, 1.826% 7/22/43 (l)	EUR	1,000	1,275
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,460)			6,516
Foreign Government and Government Agency Obligations - 21.3%
		Principal Amount (000s) (d)	Value (000s)
Arab Republic of Egypt:
5.75% 4/29/20 (f)		$ 2,770	$ 2,697
6.875% 4/30/40 (f)		2,670	2,443
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		7,181	6,391
par 2.5% 12/31/38 (e)		7,340	3,156
0.4677% 8/3/12 (l)		32,011	31,146
7% 9/12/13		27,525	27,903
7% 10/3/15		18,140	17,093
13.8125% 1/30/14 (l)	ARS	12,410	2,918
Aruba Government 6.4% 9/6/15 (f)		1,123	1,179
Austrian Republic 3.65% 4/20/22	EUR	5,000	6,954
Bahamian Republic 6.95% 11/20/29 (f)		2,760	2,857
Banco Central del Uruguay:
value recovery A rights 1/2/21 (o)		1,250,000	0*
value recovery B rights 1/2/21 (o)		1,250,000	0*
Barbados Government 7.25% 12/15/21 (f)		1,820	1,875
Belarus Republic:
8.75% 8/3/15		5,560	4,976
8.95% 1/26/18 (Reg. S)		2,100	1,832
Bermuda Government 5.603% 7/20/20 (f)		1,745	1,832
Brazilian Federative Republic:
5.625% 1/7/41		5,710	5,619
5.875% 1/15/19		2,250	2,486
6% 9/15/13		917	960
7.125% 1/20/37		3,200	3,784
8.75% 2/4/25		2,084	2,819
10.125% 5/15/27		2,815	4,258
12.25% 3/6/30		2,420	4,308
Buenos Aires Province 11.75% 10/5/15 (f)		1,770	1,835
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		2,650	3,084
Canadian Government:
1% 9/1/11	CAD	39,500	40,724
1.75% 3/1/13	CAD	30,000	30,906
2.5% 6/1/15	CAD	21,900	22,541
3.5% 6/1/20	CAD	66,550	69,448
5% 6/1/37	CAD	24,350	30,094
Central Bank of Nigeria warrants 11/15/20 (a)(o)		2,750	495
Colombian Republic:
6.125% 1/18/41		3,065	3,126
7.375% 3/18/19		1,050	1,255
7.375% 9/18/37		5,400	6,399
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Colombian Republic: - continued
10.375% 1/28/33		$ 2,590	$ 3,885
11.75% 2/25/20		2,570	3,874
Congo Republic 3% 6/30/29 (e)		5,567	3,396
Croatia Republic:
6.375% 3/24/21 (f)		3,065	3,076
6.625% 7/14/20 (f)		2,725	2,817
6.75% 11/5/19 (f)		3,490	3,654
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		4,560	4,891
8.25% 10/24/12 (f)		3,025	3,214
Dominican Republic:
1.2713% 8/30/24 (l)		4,863	4,328
7.5% 5/6/21 (f)		2,765	2,820
9.04% 1/23/18 (f)		2,503	2,778
El Salvador Republic:
7.375% 12/1/19 (f)		2,040	2,203
7.625% 2/1/41 (f)		1,830	1,793
7.65% 6/15/35 (Reg. S)		2,595	2,582
7.75% 1/24/23 (Reg. S)		2,139	2,369
8.25% 4/10/32 (Reg. S)		1,137	1,236
Finnish Government 3.5% 4/15/21	EUR	5,100	7,110
French Republic:
OAT 4.5% 4/25/41	EUR	13,225	19,622
2.25% 2/25/16	EUR	6,900	9,468
2.5% 10/25/20	EUR	23,000	29,616
4% 4/25/55	EUR	5,350	7,245
Gabonese Republic 8.2% 12/12/17 (f)		2,975	3,496
Georgia Republic 7.5% 4/15/13		7,620	8,153
German Federal Republic:
1% 12/14/12	EUR	61,900	86,673
1.25% 9/16/11	EUR	11,000	15,603
2% 2/26/16	EUR	5,700	7,829
2.5% 1/4/21	EUR	32,350	42,604
3.25% 7/4/15	EUR	46,850	68,432
3.25% 7/4/42	EUR	12,350	15,745
3.75% 1/4/17	EUR	4,050	6,009
Ghana Republic:
8.5% 10/4/17 (f)		2,635	2,938
14.25% 7/29/13	GHS	3,020	2,028
14.99% 3/11/13	GHS	11,950	8,140
15.65% 6/3/13	GHS	965	667
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Government of the Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (f)		$ 4,280	$ 4,168
Hungarian Republic:
4.75% 2/3/15		1,735	1,743
6.25% 1/29/20		3,045	3,089
6.375% 3/29/21		2,994	3,031
7.625% 3/29/41		1,496	1,515
Indonesian Republic:
5.875% 3/13/20 (f)		5,345	5,685
6.625% 2/17/37 (f)		3,615	3,850
6.875% 1/17/18 (f)		3,390	3,839
7.5% 1/15/16 (f)		1,840	2,141
7.75% 1/17/38 (f)		5,855	6,982
8.5% 10/12/35 (Reg. S)		4,385	5,607
11.625% 3/4/19 (f)		5,545	7,957
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		10,755	9,357
Italian Republic:
3% 6/15/15	EUR	55,850	76,997
4.75% 9/1/21	EUR	45,875	64,365
5% 9/1/40	EUR	18,600	24,093
Ivory Coast 2.5% 12/31/32 (c)(e)		5,310	2,496
Japan Government:
0.4% 5/15/11	JPY	3,961,500	47,648
1.1% 6/20/20	JPY	6,809,500	81,589
1.8% 6/20/18	JPY	1,900,000	24,399
1.9% 9/20/30	JPY	2,950,000	34,622
2% 9/20/40	JPY	434,000	5,007
Jordanian Kingdom 3.875% 11/12/15		2,025	1,858
Kingdom Bahrain 5.5% 3/31/20		2,025	1,929
Lebanese Republic 4% 12/31/17		8,250	7,920
Lithuanian Republic:
5.125% 9/14/17 (f)		1,485	1,489
6.125% 3/9/21 (f)		1,875	1,913
6.75% 1/15/15 (f)		3,780	4,120
7.375% 2/11/20 (f)		3,830	4,266
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		1,710	1,984
Peruvian Republic:
3% 3/7/27 (e)		1,425	1,226
5.625% 11/18/50		4,665	4,210
7.35% 7/21/25		2,385	2,826
8.75% 11/21/33		4,440	5,950
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Philippine Republic:
5.5% 3/30/26		$ 1,815	$ 1,788
6.375% 1/15/32		1,820	1,906
6.375% 10/23/34		2,665	2,792
6.5% 1/20/20		2,630	2,972
9.5% 2/2/30		910	1,274
9.5% 2/2/30		1,210	1,694
10.625% 3/16/25		2,080	3,084
Polish Government:
3.875% 7/16/15		1,755	1,770
4% 3/23/21	EUR	8,450	10,893
Provincia de Cordoba 12.375% 8/17/17 (f)		4,185	4,331
Republic of Iraq 5.8% 1/15/28 (Reg. S)		9,750	8,970
Republic of Nigeria 6.75% 1/28/21 (f)		4,965	4,903
Republic of Serbia 6.75% 11/1/24 (f)		22,073	22,184
Russian Federation:
3.625% 4/29/15 (f)		6,300	6,371
5% 4/29/20 (f)		9,700	9,833
7.5% 3/31/30 (Reg. S)		53,016	61,949
11% 7/24/18 (Reg. S)		1,185	1,683
12.75% 6/24/28 (Reg. S)		7,840	13,730
Turkish Republic:
5.625% 3/30/21		3,975	4,060
6% 1/14/41		2,000	1,871
6.75% 4/3/18		6,175	6,893
6.75% 5/30/40		5,130	5,329
6.875% 3/17/36		11,125	11,807
7% 9/26/16		6,445	7,291
7.25% 3/15/15		4,015	4,542
7.25% 3/5/38		7,325	8,112
7.375% 2/5/25		12,520	14,446
7.5% 7/14/17		6,360	7,378
7.5% 11/7/19		4,885	5,685
11.875% 1/15/30		4,380	7,271
UK Treasury GILT:
4.25% 12/7/40	GBP	28,810	45,374
4.25% 12/7/55	GBP	7,500	11,986
5% 3/7/25	GBP	12,200	21,474
UK Treasury GILT 9%, 7/12/11	GBP	54,500	89,459
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		2,950	3,112
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Ukraine Government:
6.385% 6/26/12 (f)		$ 4,790	$ 4,950
6.75% 11/14/17 (f)		5,205	5,291
6.875% 9/23/15 (f)		3,015	3,121
7.75% 9/23/20 (f)		2,965	3,054
Ukrainian Government:
7.65% 6/11/13 (f)		2,870	3,035
7.95% 2/23/21 (f)		3,040	3,131
United Mexican States:
5.125% 1/15/20		5,988	6,228
5.625% 1/15/17		2,664	2,930
5.75% 10/12/10		4,720	4,224
6.05% 1/11/40		11,502	11,761
6.75% 9/27/34		5,440	6,093
7.5% 4/8/33		2,420	2,946
8.3% 8/15/31		2,325	3,081
Uruguay Republic:
6.875% 9/28/25		1,505	1,736
7.875% 1/15/33 pay-in-kind		3,400	4,114
8% 11/18/22		6,629	8,253
Venezuelan Republic:
oil recovery rights 4/15/20		9,968	277
1.3031% 4/20/11 (Reg. S) (l)		15,810	15,770
6% 12/9/20		4,270	2,530
7% 3/31/38		3,720	2,074
8.5% 10/8/14		4,880	4,441
9% 5/7/23 (Reg. S)		18,115	12,391
9.25% 9/15/27		12,065	8,928
9.25% 5/7/28 (Reg. S)		6,145	4,163
9.375% 1/13/34		6,065	4,094
10.75% 9/19/13		5,085	5,098
12.75% 8/23/22		15,415	13,295
13.625% 8/15/18		8,565	8,222
Vietnamese Socialist Republic:
1.274% 3/12/16 (l)		2,883	2,753
4% 3/12/28 (e)		11,199	9,491
6.75% 1/29/20 (f)		2,970	3,119
6.875% 1/15/16 (f)		3,475	3,736
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,722,931)			1,792,105
Supranational Obligations - 0.0%
		Principal Amount (000s) (d)	Value (000s)
Eurasian Development Bank 7.375% 9/29/14 (f) (Cost $3,811)		$ 3,775	$ 4,138
Common Stocks - 1.1%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Remy International, Inc. (a)	57,470	1,034
Remy International, Inc. (a)	114,940	2,069
		3,103
Media - 0.1%
Haights Cross Communications, Inc. (a)	13,227	98
Haights Cross Communications, Inc. warrants 3/11/13 (a)	18,370	6
HMH Holdings, Inc. (a)(j)(q)	2,083,261	10,937
HMH Holdings, Inc. warrants 3/9/17 (a)	532,267	266
RDA Holding Co. warrants 2/19/14 (a)(q)	8,635	28
		11,335
TOTAL CONSUMER DISCRETIONARY		14,438
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Penhall Holding Co.:
Class A (a)	5,465	615
Class B (a)	1,821	205
		820
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,280	6
Airlines - 0.0%
Delta Air Lines, Inc. (a)	17,923	176
Building Products - 0.1%
Nortek, Inc. (a)	222,792	9,580
Nortek, Inc. warrants 12/7/14 (a)	6,267	51
		9,631
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.0%
US Shipping Partners Corp. (a)	10,813	$ 0
US Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
TOTAL INDUSTRIALS		9,813
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)(q)	44,694	553
Spansion, Inc. Class A (a)	129,692	2,421
		2,974
MATERIALS - 0.8%
Chemicals - 0.8%
Celanese Corp. Class A	11,718	520
Chemtura Corp. (a)	89,243	1,535
Georgia Gulf Corp. (a)	417,352	15,442
LyondellBasell Industries NV Class A (a)	802,643	31,745
Tronox, Inc. (a)	98,803	13,783
Tronox, Inc.	13,690	1,719
		64,744
Containers & Packaging - 0.0%
Smurfit-Stone Container Enterprises, Inc. (a)	11,980	463
Metals & Mining - 0.0%
Aleris International, Inc. (q)	34,504	1,967
Rathgibson Acquisition Co. LLC Class A (a)(q)	121,800	1,301
		3,268
TOTAL MATERIALS		68,475
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	159
TOTAL COMMON STOCKS (Cost $68,486)		96,679
Preferred Stocks - 0.5%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	280,500	$ 13,520
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
GMAC Capital Trust I 8.125%	539,764	13,764
GMAC LLC 7.00% (f)	18,982	17,369
		31,133
TOTAL PREFERRED STOCKS (Cost $37,536)		44,653
Floating Rate Loans - 4.3%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.0%
Remy International, Inc. Tranche B, term loan 6.25% 12/17/16 (l)	$ 229	231
Diversified Consumer Services - 0.2%
ServiceMaster Co.:
term loan 2.771% 7/24/14 (l)	4,928	4,835
Tranche DD, term loan 2.75% 7/24/14 (l)	508	498
Thomson Learning Tranche B, term loan 2.5% 7/5/14 (l)	10,026	9,625
		14,958
Media - 0.4%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.25% 3/6/14 (l)	4,471	4,465
Getty Images, Inc. Tranche B, term loan 5.25% 11/5/16 (l)	4,298	4,336
Univision Communications, Inc. term loan 4.4962% 3/31/17 (l)	27,436	26,784
		35,585
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (l)	7,610	7,496
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc.:
Tranche B1, term loan 2.5841% 10/31/13 (l)	$ 7,038	$ 6,950
Tranche B2, term loan 4.8341% 7/31/16 (l)	17,176	17,176
		31,622
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.4983% 4/4/14 (l)	1,245	1,215
TOTAL CONSUMER DISCRETIONARY		83,611
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (l)	2,140	2,161
Tobacco - 0.0%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 4.25% 2/9/18 (l)	2,145	2,153
TOTAL CONSUMER STAPLES		4,314
FINANCIALS - 0.3%
Diversified Financial Services - 0.0%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (l)	3,677	3,704
Real Estate Management & Development - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (l)	625	600
Tranche 2LN, term loan 13.5% 10/15/17	6,470	6,939
Tranche B, term loan 3.3115% 10/10/13 (l)	5,277	5,066
Tranche DD, term loan 3.3115% 10/10/13 (l)	14,011	13,450
		26,055
TOTAL FINANCIALS		29,759
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. Tranche A, term loan 3% 10/20/15 (l)	2,291	2,297
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (l)	2,260	2,288
		4,585
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.5115% 4/10/14 (l)	$ 1,598	$ 1,548
TOTAL HEALTH CARE		6,133
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (l)	1,526	1,536
Airlines - 0.3%
Northwest Airlines Corp. Tranche A, term loan 2.06% 12/31/18 (l)	8,640	7,603
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (l)	9,967	9,706
US Airways Group, Inc. term loan 2.7525% 3/23/14 (l)	9,257	8,493
		25,802
Industrial Conglomerates - 0.2%
Sequa Corp. term loan 3.56% 12/3/14 (l)	10,584	10,373
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (l)	8,729	8,751
		19,124
Road & Rail - 0.1%
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (l)	2,340	2,354
Transportation Infrastructure - 0.0%
Trico Shipping AS term loan:
13.5% 9/21/11	194	194
13.5% 9/21/11	90	90
		284
TOTAL INDUSTRIALS		49,100
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (l)	875	879
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5035% 10/1/14 (l)	1,016	1,005
Tranche B A2, term loan 2.4962% 10/1/14 (l)	88	88
Tranche B A3, term loan 2.511% 10/1/14 (l)	103	102
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Flextronics International Ltd.: - continued
Tranche B-A, term loan 2.5105% 10/1/14 (l)	$ 3,534	$ 3,499
Tranche B-B, term loan 2.511% 10/1/12 (l)	2,858	2,837
		7,531
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. term loan 4.511% 12/1/16 (l)	18,535	18,350
NXP BV term loan 4.5% 3/7/17 (l)	5,260	5,306
Spansion, Inc. term loan 6.25% 2/9/15 (l)	5,778	5,836
		29,492
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.057% 6/11/14 (l)	9,786	9,689
Tranche 2LN, term loan 6.057% 6/11/15 (l)	1,495	1,488
		11,177
TOTAL INFORMATION TECHNOLOGY		49,079
MATERIALS - 0.4%
Chemicals - 0.2%
Momentive Performance Materials, Inc. Tranche B1, term loan 3.75% 5/15/15 (l)	17,710	17,710
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (l)	7,560	7,579
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.314% 4/3/15 (l)	7,765	7,435
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 3/4/18 (l)	1,355	1,365
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 9/30/11 (l)	254	251
Tranche DD, term loan 6.7163% 9/30/11 (l)(r)	88	87
		338
TOTAL MATERIALS		34,427
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (l)	$ 564	$ 561
Intelsat Jackson Holdings Ltd. term loan 3.3031% 2/1/14 (l)	16,950	16,632
Intelsat Jackson Holdings SA Tranche B, term loan 5.25% 4/2/18 (l)	15,745	15,884
		33,077
UTILITIES - 0.9%
Electric Utilities - 0.9%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.759% 10/10/14 (l)	20,692	17,408
Tranche B2, term loan 3.7834% 10/10/14 (l)	25,484	21,470
Tranche B3, term loan 3.759% 10/10/14 (l)	40,273	33,879
		72,757
TOTAL FLOATING RATE LOANS (Cost $328,789)		362,257
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Citibank 1.25% 12/14/19 (i)(l)	5,767	5,334
- Goldman Sachs 1.25% 12/14/19 (l)	3,400	3,145
1.25% 12/14/19 (l)	935	865
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $8,505)		9,344
Fixed-Income Funds - 2.4%
	Shares
Fidelity Floating Rate Central Fund (m) (Cost $147,438)	2,018,117	206,050
Preferred Securities - 0.2%
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Net Servicos de Comunicacao SA 9.25% (f)(g)	$ 13,380	$ 13,605
TOTAL PREFERRED SECURITIES (Cost $13,075)		13,605
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,396,143	0*
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.16% (b) (Cost $387,937)	387,937,051	387,937
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.11%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Treasury Obligations) # (Cost $15,192)	$ 15,192	15,192
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $8,209,488)		8,643,977
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(246,531)
NET ASSETS - 100%		$ 8,397,446
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
29 CBOT 2 Year U.S. Treasury Notes Contracts	July 2011	$ 6,326	$ 1

The face value of futures purchased as a percentage of net assets is 0.1%
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,527,679,000 or 18.2% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $146,376,000 or 1.7% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $31,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(o) Quantity represents share amount.
(p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,786,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,207
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 20,931
MagnaChip Semiconductor Corp.	10/26/06 - 11/9/09	$ 642
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 646
RDA Holding Co. warrants 2/19/14	2/27/07	$ 2,710

(r) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $47,000 and $46,000, respectively.

* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$15,192,000 due 4/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 6,693
Barclays Capital, Inc.	5,814
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,685
$ 15,192
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 130
Fidelity Floating Rate Central Fund	2,512
Total	$ 2,642
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 241,807	$ -	$ 41,041	$ 206,050	7.0%
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 27,958	$ 16,623	$ 10,937	$ 398
Financials	31,953	13,764	17,369	820
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Industrials	$ 9,813	$ 9,807	$ -	$ 6
Information Technology	2,974	2,421	553	-
Materials	68,475	63,488	3,686	1,301
Utilities	159	159	-	-
Corporate Bonds	3,288,026	-	3,280,253	7,773
U.S. Government and Government Agency Obligations	1,913,015	-	1,913,015	-
U.S. Government Agency - Mortgage Securities	384,600	-	384,600	-
Asset-Backed Securities	4,632	-	4,632	-
Collateralized Mortgage Obligations	115,228	-	115,228	-
Commercial Mortgage Securities	6,516	-	6,516	-
Foreign Government and Government Agency Obligations	1,792,105	-	1,788,245	3,860
Supranational Obligations	4,138	-	4,138	-
Floating Rate Loans	362,257	-	362,257	-
Sovereign Loan Participations	9,344	-	9,344	-
Fixed-Income Funds	206,050	206,050	-	-
Preferred Securities	13,605	-	13,605	-
Other	-	-	-	-
Money Market Funds	387,937	387,937	-	-
Cash Equivalents	15,192	-	15,192	-
Total Investments in Securities:	$ 8,643,977	$ 700,249	$ 7,929,570	$ 14,158
Derivative Instruments:
Assets
Futures Contracts	$ 1	$ 1	$ -	$ -
Other Financial Instruments:
Forward Commitments	$ 145	$ -	$ 145	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 11,152
Total Realized Gain (Loss)	(3,215)
Total Unrealized Gain (Loss)	3,670
Cost of Purchases	-
Proceeds of Sales	(5,400)
Amortization/Accretion	(5)
Transfers in to Level 3	8,320
Transfers out of Level 3	(364)
Ending Balance	$ 14,158
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ 455

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $8,151,760,000. Net unrealized appreciation aggregated $492,217,000, of which $614,157,000 related to appreciated investment securities and $121,940,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011